UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.  Reports to Stockholders.

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Investment Quality Bond VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable
Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Supplemental Information
Trustee and Officer Information	26
Proxy Voting and Form N-Q Information	29
Expense Examples	29
Portfolio Holdings	31
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.3%)
AmeriCredit Automobile Receivables Trust , Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/21 @ 100	$1,000,000	$994,801
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100 (d)	3,560,000	3,500,448
Avis Budget Rental Car Funding (AESOP) LLC , Series 2014-1, Class A, 2.46%, 7/20/20 (a) (d)	4,000,000	3,981,708
CarMax Auto Owner Trust , Series 2015-3, Class B, 2.28%, 4/15/21, Callable 10/15/19 @ 100	3,225,000	3,195,936
Drive Auto Receivables Trust , Series 2017-BA, Class B, 2.20%, 5/15/20, Callable 6/15/20 @ 100 (a)	1,158,945	1,158,264
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 7/15/20 @ 100	2,685,000	2,681,676
Drive Auto Receivables Trust , Series 2017-3, Class B, 2.30%, 5/17/21, Callable 10/15/20 @ 100	1,655,000	1,649,952
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100 (a)	3,180,000	3,173,459
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 2/15/21 @ 100 (a)	1,880,000	1,871,788
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100 (a) (d)	4,192,771	4,199,065
Popular ABS Mortgage Pass-Through Trust , Series 2005-2, Class AV1B, 2.35%, (LIBOR01M+26bps), 4/25/35, Callable 9/25/19 @ 100 (b)	911,784	904,235
Santander Drive Auto Receivables Trust , Series 2018-2, Class B, 3.03%, 9/15/22, Callable 7/15/22 @ 100	4,250,000	4,223,943
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 7/15/20 @ 100	4,123,000	4,096,353
Santander Drive Auto Receivables Trust , Series 2016-3, Class C, 2.46%, 3/15/22, Callable 7/15/20 @ 100 (d)	7,365,000	7,317,320
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 1/15/21 @ 100	3,495,000	3,448,758
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a)	3,825,000	3,797,659
Total Asset Backed Securities (Cost $50,476,798)		50,195,365
Collateralized Mortgage Obligations (3.1%)
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45 (a)	4,580,000	4,487,534
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a) (d)	4,500,000	4,635,603
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (d)	3,250,000	3,452,963
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46 (d)	5,806,592	5,805,687
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,365,145
Total Collateralized Mortgage Obligations (Cost $23,204,062)		21,746,932

See notes to financial statements.

3

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (1.1%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 4.03%, 4/25/33, Callable 7/25/18 @ 100 (b)	$114,926	$114,926
Bear Stearns Alt-A Trust , Series 2003-3, Class 2A, 3.67%, 10/25/33, Callable 7/25/18 @ 100 (b) (d)	1,309,332	1,309,332
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 7/25/18 @ 100	153,447	153,447
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 3.41%, (LIBOR01M+132bps), 10/25/32, Callable 7/25/18 @ 100 (b)	1,121,839	1,138,812
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 7/25/18 @ 100	406,483	406,483
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/35 @ 100 (a) (b) (d)	1,811,062	1,791,437
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100 (d)	118,375	120,155
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 3A1, 3.91%, 11/21/34, Callable 10/21/18 @ 100 (b)	992,482	999,482
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 7/25/18 @ 100 (d)	30,257	30,257
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/18 @ 100 (d)	95,137	95,137
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/18 @ 100 (b) (d)	3,059	3,114
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/18 @ 100 (d)	43,013	43,013
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.74%, 11/25/34, Callable 7/25/18 @ 100 (b) (d)	1,373,435	1,373,435
Total Residential Mortgage Backed Securities (Cost $7,632,767)		7,579,030
Corporate Bonds (34.2%)
Consumer Discretionary (3.1%):
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	2,885,000	3,019,874
BorgWarner, Inc., 4.63%, 9/15/20 (d)	1,500,000	1,538,310
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	1,450,000	1,397,583
Hasbro, Inc. 3.50%, 9/15/27, Callable 6/15/27 @ 100	775,000	718,379
6.35%, 3/15/40	3,655,000	4,011,764
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	2,595,000	2,435,096
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,290,492
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,199,000	2,128,544
SES Global Americas Holdings GP, 5.30%, 3/25/44 (a)	2,475,000	2,147,137
		21,687,179
Consumer Staples (2.3%):
Altria Group, Inc., 4.25%, 8/9/42	775,000	722,928
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,023,710
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)	5,760,000	5,624,179

See notes to financial statements.

4

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Mead Johnson Nutrition Co. 3.00%, 11/15/20	$3,000,000	$2,985,329
4.60%, 6/1/44, Callable 12/1/43 @ 100 (c) (d)	2,091,000	2,174,515
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100 (c)	1,835,000	1,974,111
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	1,428,000	1,350,103
		15,854,875
Energy (2.1%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (a)	328,000	332,694
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	2,345,000	2,225,616
EQT Midstream Partners LP, 5.50%, 7/15/28, Callable 4/15/28 @ 100	2,400,000	2,401,080
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100 (c)	2,032,000	2,061,464
Marathon Petroleum Corp. 6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,498,747
5.85%, 12/15/45, Callable 6/15/45 @ 100	850,000	908,421
Statoil ASA, 3.95%, 5/15/43 (c)	930,000	886,495
Valero Energy Corp. 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,840,000	1,747,135
6.63%, 6/15/37	2,520,000	3,027,326
		15,088,978
Financials (10.9%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,298,051
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,675,357
Bank of America Corp. 2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (b)	1,875,000	1,831,219
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,352,510
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100 (c)	3,550,000	3,470,658
Capital One Financial Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100	3,845,000	3,737,148
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,585,121
Citigroup, Inc. 4.50%, 1/14/22 (d)	2,980,000	3,069,221
3.88%, (US0003M+117bps), 1/24/39, Callable 1/24/38 @ 100 (b)	1,760,000	1,603,184
HSBC Holdings PLC, 5.10%, 4/5/21 (c) (d)	5,000,000	5,223,950
JPMorgan Chase & Co. 3.38%, 5/1/23 (c) (d)	6,700,000	6,542,281
5.60%, 7/15/41	1,710,000	1,937,858
5.40%, 1/6/42	1,059,000	1,174,855
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,432,003
KeyCorp, 2.90%, 9/15/20, MTN	2,485,000	2,464,623
Morgan Stanley 3.75%, 2/25/23 (d)	3,000,000	3,003,990
3.13%, 7/27/26, MTN	2,750,000	2,559,480
SVB Financial Group 5.38%, 9/15/20	1,568,000	1,633,370
3.50%, 1/29/25	3,496,000	3,386,330
Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	2,075,000	1,986,833
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,370,658
5.75%, 1/24/22 (d)	2,750,000	2,942,693
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a) (c) (d)	3,750,000	3,712,350

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (d)	$1,910,000	$1,879,249
Wells Fargo & Co., 4.90%, 11/17/45 (d)	1,850,000	1,839,270
		74,712,262
Health Care (3.8%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	2,755,000	2,514,516
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,744,481
Celgene Corp. 2.75%, 2/15/23, Callable 1/15/23 @ 100	1,005,000	960,237
3.90%, 2/20/28, Callable 11/20/27 @ 100	2,125,000	2,018,198
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	2,641,000	2,665,403
Edwards Lifesciences Corp., 4.30%, 6/15/28, Callable 3/15/28 @ 100	2,095,000	2,090,663
Express Scripts Holding Co. 2.25%, 6/15/19 (d)	3,102,000	3,078,736
4.80%, 7/15/46, Callable 1/15/46 @ 100	1,375,000	1,309,426
Gilead Sciences, Inc. 4.40%, 12/1/21, Callable 9/1/21 @ 100 (d)	6,150,000	6,356,517
4.80%, 4/1/44, Callable 10/1/43 @ 100	1,285,000	1,334,267
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	2,080,000	2,045,950
		26,118,394
Industrials (2.5%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (d)	2,900,000	2,916,298
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	713,204
Carlisle Cos., Inc., 3.50%, 12/1/24, Callable 10/1/24 @ 100	1,810,000	1,736,351
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	1,085,000	1,061,456
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	3,165,000	3,194,245
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,441,411
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,103,278
Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	2,250,000	2,184,458
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (d)	2,603,000	2,469,961
		16,820,662
Information Technology (3.3%):
Activision Blizzard, Inc. 2.30%, 9/15/21, Callable 8/15/21 @ 100 (c)	2,615,000	2,527,345
4.50%, 6/15/47, Callable 12/15/46 @ 100	1,080,000	1,042,168
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,569,000	1,688,385
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	2,021,000	2,247,756
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	813,000	823,349
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (d)	5,767,000	5,820,171
Juniper Networks, Inc., 5.95%, 3/15/41	1,345,000	1,376,083
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,194,244
VMware, Inc. 2.30%, 8/21/20 (c) (d)	4,280,000	4,185,198
2.95%, 8/21/22, Callable 7/21/22 @ 100 (c)	2,549,000	2,444,822
		23,349,521
Materials (1.9%):
Fresnillo PLC, 5.50%, 11/13/23 (a)	2,800,000	2,895,116
LYB International Finance BV, 4.00%, 7/15/23	1,737,000	1,740,596
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (d)	1,800,000	1,817,982

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (a)	$1,720,000	$1,797,073
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100 (c)	1,415,000	1,423,080
5.20%, 11/2/40	723,000	817,127
Vale Overseas Ltd., 6.25%, 8/10/26	2,340,000	2,539,040
		13,030,014
Real Estate (0.7%):
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,557,000	1,531,730
National Retail Properties, Inc., 3.60%, 12/15/26, Callable 9/15/26 @ 100	1,280,000	1,212,429
Welltower, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100 (c)	1,861,000	1,893,884
		4,638,043
Telecommunication Services (1.8%):
AT&T, Inc. 2.30%, 3/11/19 (d)	9,000,000	8,965,530
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a) (d)	3,833,000	3,617,355
		12,582,885
Utilities (1.8%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,691,676
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,358,463
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (c)	3,527,000	3,504,357
Iberdrola International BV 6.75%, 9/15/33	373,000	435,709
6.75%, 7/15/36	783,000	990,714
Nevada Power Co., 6.65%, 4/1/36 (d)	600,000	772,482
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,759,147
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,255,009
		12,767,557
Total Corporate Bonds (Cost $243,689,547)		236,650,370
Government National Mortgage Association (0.0%) (e)
Multi-family (0.0%):
Collateralized Mortgage Obligations (0.0%):
Government National Mortgage Association 6.00%, 12/15/33	36,106	39,811
Total Government National Mortgage Association (Cost $37,050)		39,811
U.S. Government Mortgage Backed Agencies (35.7%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 7/1/39 (d)	2,155,769	2,299,016
Series 4139, Class DA, 1.25%, 12/15/27	8,885,705	8,388,542
7.00%, 9/1/38 (d)	87,374	99,177
Series 4290, Class CA, 3.50%, 12/15/38 – 11/1/47	28,168,211	28,101,728
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (d)	10,849,545	10,557,430
4.00%, 1/1/41 (d)	2,064,820	2,122,695

See notes to financial statements.

7

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
4.50%, 1/1/41 – 5/1/47 (d)	$18,668,652	$19,591,934
Series 4049, Class AB, 2.75%, 12/15/41	1,732,674	1,711,994
Series 4494, Class JA, 3.75%, 5/15/42	6,680,375	6,779,068
		79,651,584
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes 4.29%, (LIBOR01M+220bps), 2/25/24 (d)	3,351,045	3,449,137
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (d)	3,058,241	3,327,287
5.00%, 4/1/23 – 12/1/39	1,576,148	1,684,741
7.50%, 12/1/29	50,955	57,500
8.00%, 1/1/30 – 9/1/30	26,952	30,716
7.00%, 2/1/32 – 6/1/32	43,630	49,238
3.41%, (LIBOR12M+166bps), 12/1/36 (d)	140,495	146,719
5.50%, 1/1/38 – 2/1/39 (d)	1,031,003	1,126,322
4.50%, 12/1/38 – 6/1/40 (d)	10,875,430	11,306,672
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47	10,340,527	10,003,008
Series 2013-137, Class A, 3.50%, 3/25/40 – 11/1/47	45,704,436	45,578,028
4.00%, 9/1/40 – 5/1/48	32,875,178	33,709,919
Series 2011-101, Class LA, 3.00%, 10/25/40 – 2/1/47	51,223,193	49,787,591
Series 2013-81, Class KA, 2.75%, 9/25/42	6,696,262	6,571,876
3.44%, (LIBOR12M+169bps), 8/1/46 (d)	153,658	161,989
		163,541,606
Government National Mortgage Association 6.00%, 10/15/32	107,672	117,611
Total U.S. Government Mortgage Backed Agencies (Cost $254,090,722)		246,759,938
U.S. Treasury Obligations (16.7%)
U.S. Treasury Bills, 1.66%, 8/2/18 (d) (f)	7,641,000	7,629,372
U.S. Treasury Bonds 2.88%, 5/15/43 (d)	8,790,000	8,631,387
3.63%, 2/15/44 (d)	11,556,000	12,885,075
U.S. Treasury Notes 1.75%, 5/31/22	28,599,000	27,601,443
2.75%, 4/30/23	52,069,000	52,122,021
2.00%, 8/15/25 (d)	6,633,000	6,284,762
Total U.S. Treasury Obligations (Cost $114,474,711)		115,154,060
Collateral for Securities Loaned (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	751,531	751,531
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (g)	683,235	683,235
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	1,545,079	1,545,079
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	341,577	341,577
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (g)	1,776,152	1,776,152

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	$614,839	$614,839
Total Collateral for Securities Loaned (Cost $5,712,413)		5,712,413
Total Investments (Cost $699,318,070) — 98.9%		683,837,919
Other assets in excess of liabilities — 1.1%		7,479,863
NET ASSETS — 100.0%		$691,317,782

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $52,675,384 and amounted to 7.6% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(c)  All or a portion of this security is on loan.

(d)  All or a portion of this security has been segregated as collateral for derivative instruments.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate represents the effective yield at June 30, 2018.

(g)  Rate disclosed is the daily yield on June 30, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	335	9/19/18	$40,051,959	$40,262,813	$210,854
5-Year U.S. Treasury Note Future	259	9/28/18	29,387,248	29,426,851	39,603
					$250,457

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	96	9/28/18	$20,342,672	$20,335,500	$7,172
	Total unrealized appreciation				$257,629
	Total unrealized depreciation				—
	Total net unrealized appreciation				$257,629

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2018 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.63%	$42,200,000	$2,492,732	$2,444,435	$48,297

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
ASSETS:
Investments, at value (Cost $699,318,070)	$683,837,919 (a)
Cash and cash equivalents	5,271,406
Deposits with broker for futures contracts	1,520,922
Deposits with broker for swap agreements	5,231,393
Interest receivable	3,652,622
Receivable for capital shares issued	998
Variation margin receivable on open futures contracts	3,000
Variation margin receivable on open swap agreements	27,666
Receivable from Adviser	25,212
Prepaid expenses	19,472
Total Assets	699,590,610
LIABILITIES:
Securities lending collateral	5,712,413
Payable for investments purchased	2,009,200
Payable for capital shares redeemed	151,712
Variation margin payable on open futures contracts	5,211
Accrued expenses and other payables:
Investment advisory fees	285,123
Administration fees	34,787
Custodian fees	5,243
Transfer agent fees	218
Chief Compliance Officer fees	863
Trustees' fees	36
Other accrued expenses	68,021
Total Liabilities	8,272,828
NET ASSETS:
Capital	697,724,439
Accumulated net investment income (loss)	12,919,233
Accumulated net realized gains (losses) from investments	(4,151,665)
Net unrealized appreciation (depreciation) on investments	(15,174,225)
Net Assets	$691,317,782
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	58,076,394
Net asset value:	$11.90

(a)  Includes $5,534,127 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
Investment Income:
Interest income	$10,891,537
Securities lending income	12,479
Total Income	10,904,016
Expenses:
Investment advisory fees	1,766,058
Administration fees	207,275
Custodian fees	16,195
Transfer agent fees	939
Trustees' fees	28,821
Chief Compliance Officer fees	3,112
Legal and audit fees	41,647
Other expenses	62,281
Total Expenses	2,126,328
Expenses waived/reimbursed by Adviser	(148,889)
Net Expenses	1,977,439
Net Investment Income (Loss)	8,926,577
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(3,348,508)
Net realized gains (losses) from futures transactions	(809,290)
Net realized gains (losses) from swap transactions	1,349,488
Net change in unrealized appreciation/depreciation on investments	(17,411,308)
Net change in unrealized appreciation/depreciation on futures transactions	456,839
Net change in unrealized appreciation/depreciation on swap transactions	(159,334)
Net realized/unrealized gains (losses) on investments	(19,922,113)
Change in net assets resulting from operations	$(10,995,536)

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,926,577	$16,911,088
Net realized gains (losses) from investment transactions	(2,808,310)	4,641,216
Net change in unrealized appreciation/depreciation on investments	(17,113,803)	8,760,833
Change in net assets resulting from operations	(10,995,536)	30,313,137
Distributions to Shareholders:
From net investment income	—	(17,209,084)
Change in net assets resulting from distributions to shareholders	—	(17,209,084)
Change in net assets resulting from capital transactions	(24,408,156)	(2,674,726)
Change in net assets	(35,403,692)	10,429,327
Net Assets:
Beginning of period	726,721,474	716,292,147
End of period	$691,317,782	$726,721,474
Accumulated net investment income (loss)	$12,919,233	$3,992,656
Capital Transactions:
Proceeds from shares issued	$30,879,211	$84,023,731
Distributions reinvested	—	17,209,084
Cost of shares redeemed	(55,287,367)	(103,907,541)
Change in net assets resulting from capital transactions	$(24,408,156)	$(2,674,726)
Share Transactions:
Issued	2,581,559	6,961,615
Reinvested	—	1,429,326
Redeemed	(4,652,942)	(8,518,824)
Change in Shares	(2,071,383)	(127,883)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.08	$11.88	$11.98		$12.38	$12.18	$12.78
Investment Activities:
Net investment income (loss)	0.15 (a)	0.28 (a)	0.27	(a)	0.31 (a)	0.38	0.34
Net realized and unrealized gains (losses) on investments	(0.33)	0.21	0.15		(0.27)	0.30	(0.54)
Total from Investment Activities	(0.18)	0.49	0.42		0.04	0.68	(0.20)
Distributions to Shareholders:
Net investment income	—	(0.29)	(0.30)		(0.32)	(0.38)	(0.34)
Net realized gains from investments	—	—	(0.22)		(0.12)	(0.10)	(0.06)
Total Distributions to Shareholders	—	(0.29)	(0.52)		(0.44)	(0.48)	(0.40)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$11.90	$12.08	$11.88		$11.98	$12.38	$12.18
Total Return (c) (d)	(1.49)%	4.15%	3.53	%(e)	0.33%	5.55%	(1.63)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$691,318	$726,721	$716,292		$755,696	$802,377	$794,727
Ratio of net expenses to average net assets (f)	0.56%	0.56%	0.55%		0.56%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (f)	2.53%	2.28%	2.17%		2.47%	2.93%	2.72%
Ratio of gross expenses to average net assets (f) (g)	0.60%	0.61%	0.55%		0.56%	0.56%	0.56%
Portfolio turnover (d)	39%	83%	142%		41%	47%	199%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8).

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

14

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory INCORE Investment Quality Bond VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements, are valued at the mean between the current bid and ask prices. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Asset Backed Securities	$—	$—	$50,195,365	$—	$50,195,365	$—
Collateralized Mortgage Obligations	—	—	21,746,932	—	21,746,932	—
Residential Mortgage Backed Securities	—	—	7,579,030	—	7,579,030	—
Corporate Bonds	—	—	236,650,370	—	236,650,370	—
Government National Mortgage Association	—	—	39,811	—	39,811	—
U.S. Government Mortgage Backed Agencies	—	—	246,759,938	—	246,759,938	—
U.S. Treasury Obligations	—	—	115,154,060	—	115,154,060	—
Collateral for Securities Loaned	5,712,413	—	—	—	5,712,413	—
Futures Contracts	—	257,629	—	—	—	257,629
Credit Default Swap	—	—	—	48,297	—	48,297
Total	$5,712,413	$257,629	$678,125,506	$48,297	$683,837,919	$305,926

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as investment securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

There were no transfers among any levels during the six months ended June 30, 2018.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities. As of June 30, 2018, the Fund had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2018, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

	Assets
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*
Credit Risk Exposure	$—	$48,297
Interest Rate Risk Exposure	257,629	—

*  Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2018.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Transactions	Net Realized Gains (Losses) from Swap Transactions	Net Change in Unrealized Appreciation/ Depreciation on Futures Transactions	Net Change in Unrealized Appreciation/ Depreciation on Swap Transactions
Credit Risk Exposure	$—	$1,349,488	$—	$(159,334)
Interest Rate Risk Exposure	(809,290)	—	456,839	—

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$5,534,127	$5,712,413	$178,286

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$36,419,682	$95,923,994	$231,282,350	$175,339,728

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC,.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.56%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020	Expires 12/31/2021
$362,552	$148,889

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2018.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Year Ended December 31, 2017
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$17,209,084	$—	$17,209,084

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$4,284,712	$4,912	$4,289,624	$299,255	$4,588,879

*The difference between the book-basis and tax-basis unrealized appreciation(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$700,634,561	$2,474,603	$(18,965,319)	$(16,490,716)

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
New York Life Insurance and Annuity Corporation	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

25

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016- December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

26

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011- 2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013)	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

28

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$985.10	$2.76	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,022.02	$2.81	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

30

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

(a) Amount represents less than 0.05% of
investments.

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IIQBVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory High Yield VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information
Trustee and Officer Information	20
Proxy Voting and Form N-Q Information	23
Expense Examples	23
Portfolio Holdings	25
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.8%)
Consumer Discretionary (2.5%):
Wynn Resorts Ltd.	1,000	$167,340
AMC Entertainment Holdings, Inc., Class A	20,000	318,000
AMC Networks, Inc., Class A (a)	3,000	186,600
TEGNA, Inc. (b)	17,000	184,450
		856,390
Energy (0.3%):
Sanchez Energy Corp. (a) (b)	26,000	117,520
Total Common Stocks (Cost $1,024,581)		973,910
Senior Secured Loans (28.1%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B , 7.02% (LIBOR01M+450bps), 5/4/25 (c) (d)	$400,000	397,832
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 9.84% (LIBOR01M+775bps), 8/15/25, Callable 8/3/18 @ 102 (c)	700,000	567,294
Avaya, Inc., 1st Lien Term Loan B , 6.32% (LIBOR01M+425bps), 12/15/24, Callable 8/3/18 @ 101 (c)	348,250	348,470
Bass Pro Group LLC, Term Loan B , 7.09% (LIBOR01M+500bps), 12/16/23, Callable 8/3/18 @ 100 (c)	744,375	744,845
BJ's Wholesale Club, Inc. , 9.53% (LIBOR01M+750bps), 1/27/25, Callable 8/3/18 @ 101 (c)	472,983	477,121
Caesars Resort Collection LLC, 1st Lien Term Loan B , 4.84% (LIBOR01M+275bps), 10/2/24, Callable 8/3/18 @ 100 (c)	497,500	495,550
Chesapeake Energy Corp. , 9.59% (LIBOR01M+750bps), 8/23/21, Callable 8/23/18 @ 104.25 (c)	600,000	627,126
Crown Finance US, Inc., 1st Lien Term Loan B , 4.59% (LIBOR01M+250bps), 2/7/25, Callable 8/3/18 @ 101 (c)	349,125	346,252
Dayco Products LLC , 6.55% (LIBOR03M+425bps), 5/19/24, Callable 8/3/18 @ 101 (c)	495,000	493,763
Hertz Corp., Term Loan B1 , 4.85% (LIBOR01M+275bps), 6/30/23, Callable 8/3/18 @ 100 (c)	494,911	490,971
Navistar, Inc., 1st Lien Term Loan B , 5.53% (LIBOR01M+350bps), 11/2/24, Callable 8/3/18 @ 100 (c)	498,750	498,441
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 11.09% (LIBOR03M+875bps), 7/1/24, Callable 8/3/18 @ 100 (c)	400,000	398,000
PetSmart, Inc. , 5.01% (LIBOR01M+300bps), 3/10/22, Callable 8/3/18 @ 100 (c)	494,898	408,103
Prospect Medical Holdings, Inc., 1st Lien Term Loan B , 7.50% (LIBOR01M+550bps), 2/16/24, Callable 8/3/18 @ 101 (c)	349,125	348,250
Radiate Holdco LLC , 5.09% (LIBOR01M+300bps), 2/1/24, Callable 7/26/18 @ 100 (c)	497,481	489,920
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.84% (LIBOR01M+275bps), 2/5/23, Callable 8/3/18 @ 100 (c)	658,300	656,373
SIWF Holdings, Inc. , 10.57% (LIBOR01M+850bps), 5/26/26 (c)	500,000	480,000
Sprint Communications, Inc., 1st Lien Term Loan B , 4.63% (LIBOR01M+250bps), 2/2/24, Callable 8/3/18 @ 100 (c)	498,737	496,027
Stars Group Holdings BV, 1st Lien Term Loan B 5.83% (LIBOR02M+350 bps), 7/29/25 (c) (d)	500,000	499,999

See notes to financial statements.

3

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Utz Quality Foods LLC, 2nd Lien Term Loan , 9.34% (LIBOR01M+725bps), 11/21/25, Callable 8/3/18 @ 102 (c)	$300,000	$301,500
Windstream Services LLC, 1st Lien Term Loan , 5.34% (LIBOR01M+325bps), 2/8/24, Callable 8/3/18 @ 100 (c)	247,463	217,072
Total Senior Secured Loans (Cost $9,870,800)		9,782,909
Corporate Bonds (67.1%)
Consumer Discretionary (15.4%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88 (e)	500,000	490,270
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	384,988
American Axle & Manufacturing, Inc., 6.63%, 10/15/22, Callable 8/3/18 @ 103.31	165,000	169,440
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	175,000	180,509
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	400,000	348,404
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	396,865
Cablevision Systems Corp., 5.88%, 9/15/22 (b)	500,000	495,855
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21, Callable 8/3/18 @ 101.28 (f)	400,000	398,476
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (f)	500,000	507,685
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f)	500,000	514,075
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5 (d) (f)	250,000	252,605
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e) (f)	500,000	466,620
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (f)	350,000	331,723
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	484,341
		5,421,856
Consumer Staples (7.5%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	500,000	442,500
Apex Tool Group LLC /BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 2/15/19 @ 102 (b) (f)	500,000	484,750
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e) (f)	500,000	486,740
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (f)	500,000	497,535
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (b) (f)	330,000	311,731
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	400,000	371,220
		2,594,476
Energy (8.8%):
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	818,000	580,576
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (f)	350,000	339,500
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (e)	620,000	439,977
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21, Callable 8/3/18 @ 101.25	650,000	426,147
Noble Holding International Ltd., 6.20%, 8/1/40	800,000	583,592
Transocean, Inc., 6.80%, 3/15/38 (e)	800,000	664,391
		3,034,183

See notes to financial statements.

4

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Financials (3.5%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b) (e) (f)	$550,000	$555,071
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (e) (f)	250,000	207,615
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e) (f)	500,000	488,360
		1,251,046
Health Care (10.9%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 8/3/18 @ 103.19 (b) (f)	500,000	465,460
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (b) (e) (f)	500,000	503,950
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/3/18 @ 101.66 (b) (e) (f)	500,000	493,255
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (e) (f)	330,000	340,362
Sotera Health Topco, Inc., 8.13%, 11/1/21, Callable 8/3/18 @ 102 (f)	500,000	505,935
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (b) (f)	500,000	476,590
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 8/3/18 @ 102.94 (e) (f)	500,000	469,460
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (f)	500,000	551,855
		3,806,867
Industrials (13.9%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/3/18 @ 105.53 (e) (f)	500,000	487,490
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (b) (f)	470,000	433,072
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (f)	500,000	531,795
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	482,640
Flexi-Van Leasing, Inc., 10.00%, 2/15/23, Callable 2/15/20 @ 107.5 (f)	170,000	160,932
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	400,000	440,416
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (f)	500,000	480,705
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b) (e) (f)	500,000	498,025
Triumph Group, Inc., 4.88%, 4/1/21, Callable 8/3/18 @ 101.22	500,000	484,720
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (e) (f)	400,000	405,004
XPO Logistics, Inc., 6.50%, 6/15/22, Callable 8/3/18 @ 103.25 (b) (f)	400,000	409,516
		4,814,315
Information Technology (1.8%):
Hughes Satellite Systems Corp., 6.63%, 8/1/26	500,000	463,090
Travelport Corporate Finance PLC, 6.00%, 3/15/26, Callable 3/15/21 @ 103 (f)	160,000	161,142
		624,232
Materials (1.9%):
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (f)	330,000	303,923
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 7/15/19 @ 103.5 (f)	345,000	352,225
		656,148
Telecommunication Services (3.4%):
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 8/3/18 @ 102.75	500,000	448,960
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e) (f)	500,000	539,670

See notes to financial statements.

5

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24, Callable 12/15/22 @ 102.5 (e) (f)	$223,000	$141,621
		1,130,251
Total Corporate Bonds (Cost $23,496,469)		23,333,374
Collateral for Securities Loaned (13.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	609,550	609,550
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (g)	554,156	554,156
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	1,253,178	1,253,178
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	277,045	277,046
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (g)	1,440,596	1,440,596
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	498,682	498,682
Total Collateral for Securities Loaned (Cost $4,633,208)		4,633,208
Total Investments (Cost $39,025,058) — 111.3%		38,723,401
Liabilities in excess of other assets — (11.3)%		(3,938,716)
NET ASSETS — 100.0%		$34,784,685

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(d)  Security purchased on a when-issued basis.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $14,925,693 and amounted to 42.9% of net assets.

(g)  Rate disclosed is the daily yield on June 30, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

Victory High Yield VIP Series
ASSETS:
Investments, at value (Cost $39,025,058)	$38,723,401 (a)
Cash and cash equivalents	1,404,829
Interest and dividends receivable	468,585
Receivable for capital shares issued	157
Receivable for investments sold	85,101
Prepaid expenses	995
Total Assets	40,683,068
LIABILITIES:
Securities lending collateral	4,633,208
Payable for investments purchased	1,215,500
Payable for capital shares redeemed	10,600
Accrued expenses and other payables:
Investment advisory fees	17,306
Administration fees	1,759
Custodian fees	2,157
Transfer agent fees	82
Chief Compliance Officer fees	47
Trustees' fees	50
Other accrued expenses	17,674
Total Liabilities	5,898,383
NET ASSETS:
Capital	37,644,817
Accumulated net investment income (loss)	1,257,911
Accumulated net realized gains (losses) from investments	(3,816,386)
Net unrealized appreciation (depreciation) on investments	(301,657)
Net Assets	$34,784,685
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	4,986,965
Net asset value:	$6.98

(a)  Includes $4,453,970 of securities on loan.

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory High Yield VIP Series
Investment Income:
Dividend income	$10,440
Interest income	1,213,946
Securities lending income	30,758
Total Income	1,255,144
Expenses:
Investment advisory fees	107,646
Administration fees	10,555
Custodian fees	4,940
Transfer agent fees	173
Trustees' fees	1,517
Chief Compliance Officer fees	158
Legal and audit fees	8,942
Other expenses	12,024
Total Expenses	145,955
Net Investment Income (Loss)	1,109,189
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	184,797
Net change in unrealized appreciation/depreciation on investments	(677,327)
Net realized/unrealized gains (losses) on investments	(492,530)
Change in net assets resulting from operations	$616,659

See notes to financial statements.

8

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory High Yield VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,109,189	$2,315,794
Net realized gains (losses) from investment transactions	184,797	573,774
Net change in unrealized appreciation/depreciation on investments	(677,327)	757,766
Change in net assets resulting from operations	616,659	3,647,334
Distributions to Shareholders:
From net investment income	—	(2,204,964)
Change in net assets resulting from distributions to shareholders	—	(2,204,964)
Change in net assets resulting from capital transactions	(3,231,895)	(2,884,746)
Change in net assets	(2,615,236)	(1,442,376)
Net Assets:
Beginning of period	37,399,921	38,842,297
End of period	$34,784,685	$37,399,921
Accumulated net investment income (loss)	$1,257,911	$148,722
Capital Transactions:
Proceeds from shares issued	$599,834	$2,746,992
Distributions reinvested	—	2,204,964
Cost of shares redeemed	(3,831,729)	(7,836,702)
Change in net assets resulting from capital transactions	$(3,231,895)	$(2,884,746)
Share Transactions:
Issued	86,843	394,480
Reinvested	—	321,893
Redeemed	(553,710)	(1,121,744)
Change in Shares	(466,867)	(405,371)
See notes to financial statements.

9

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory High Yield VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$6.86	$6.63	$6.13		$6.90	$7.70	$7.71
Investment Activities:
Net investment income (loss)	0.21 (a)	0.42 (a)	0.41	(a)	0.43 (a)	0.50	0.54
Net realized and unrealized gains (losses) on investments	(0.09)	0.24	0.53		(0.75)	(0.56)	(0.01)
Total from Investment Activities	0.12	0.66	0.94		(0.32)	(0.06)	0.53
Distributions to Shareholders:
Net investment income	—	(0.43)	(0.45)		(0.44)	(0.53)	(0.54)
Net realized gains from investments	—	—	—		—	(0.21)	—
Return of Capital	—	—	—		(0.01)	—	—
Total Distributions to Shareholders	—	(0.43)	(0.45)		(0.45)	(0.74)	(0.54)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$6.98	$6.86	$6.63		$6.13	$6.90	$7.70
Total Return (b) (c)	1.60%	9.94%	15.44	%(d)	(4.58)%	(0.84)%	6.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,785	$37,411	$38,842		$38,503	$44,533	$62,379
Ratio of net expenses to average net assets (e)	0.81%	0.79%	0.87%		0.89%	0.82%	0.74%
Ratio of net investment income (loss) to average net assets (e)	6.18%	6.02%	6.31%		6.15%	5.68%	5.90%
Ratio of gross expenses to average net assets (e)	0.81%	0.79%	0.87	%(f)	0.89%	0.82%	0.74%
Portfolio turnover (c)	57%	173%	159%		148%	212%	92%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.15% for the period shown. (See Note 8).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

10

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory High Yield VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security

11

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$973,910	$—	$973,910
Corporate Bonds	—	23,333,374	23,333,374
Senior Secured Loans	—	9,782,909	9,782,909
Collateral for Securities Loaned	4,633,208	—	4,633,208
Total	$5,607,118	$33,116,283	$38,723,401

There were no transfers among any levels during the six months ended June 30, 2018.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. Values of when-issued securities are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities. As of June 30, 2018, the Fund had $1,150,436 outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

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Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

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Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$4,453,970	$4,633,208	$179,238

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

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Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$19,905,801	$20,655,079

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue"). Park Avenue is responsible for providing day-to-day investment advisory services to the sub-advised Fund, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.60% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.89%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019
$29

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2018.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$2,204,964	$—	$2,204,964

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$148,721	$—	$148,721	$(4,001,182)	$375,670	$(3,476,791)

*The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund utilized $570,449 capital loss carryforwards.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$39,025,058	$619,503	$(921,160)	$(301,657)

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

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Victory Variable Insurance Funds	Supplemental Information June 30, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.)(since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013),	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,016.00	$4.05	0.81%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,020.78	$4.06	0.81%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Portfolio Holdings:

(As a Percentage of Total Investments)

25

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-HYVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Low Duration Bond VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Supplemental Information
Trustee and Officer Information	26
Proxy Voting and Form N-Q Information	29
Expense Examples	29
Portfolio Holdings	31
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (15.2%)
Ally Auto Receivables Trust , Series 2014-2, Class B, 2.10%, 3/16/20, Callable 7/15/18 @ 100	$1,000,000	$999,713
American Express Credit Account Master Trust , Series 2013-1, Class A, 2.49%, (LIBOR01M+42bps), 2/16/21 (a) (b)	1,800,000	1,800,171
American Express Credit Account Master Trust , Series 2014-1, Class B, 2.57%, (LIBOR01M+50bps), 12/15/21 (a) (b)	2,100,000	2,103,661
AmeriCredit Automobile Receivables Trust , Series 2015-3, Class D, 3.34%, 8/8/21, Callable 12/8/19 @ 100 (b)	1,675,000	1,680,328
AmeriCredit Automobile Receivables Trust , Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/21 @ 100	2,800,000	2,785,443
AmeriCredit Automobile Receivables Trust , Series 2016-3, Class C, 2.24%, 4/8/22, Callable 11/8/20 @ 100 (b)	1,635,000	1,608,559
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100 (b)	1,385,000	1,361,832
Avis Budget Rental Car Funding (AESOP) LLC , Series 2014-1, Class A, 2.46%, 7/20/20 (c)	1,250,000	1,244,284
Avis Budget Rental Car Funding (AESOP) LLC , Series 2013-1A, Class A, 1.92%, 9/20/19 (c)	1,350,000	1,348,422
CarMax Auto Owner Trust , Series 2015-2, Class A3, 1.37%, 3/16/20, Callable 7/15/19 @ 100	405,950	404,888
Chase Issuance Trust , Series 2015-A7, Class A7, 1.62%, 7/15/20	2,000,000	1,999,349
Chrysler Capital Auto Receivables Trust , Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 3/15/21 @ 100 (c)	1,700,000	1,664,519
CNH Equipment Trust , Series 2014-B, Class A4, 1.61%, 5/17/21, Callable 7/15/18 @ 100 (b)	356,488	356,348
Drive Auto Receivables Trust , Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 9/15/20 @ 100 (c)	885,000	884,896
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 7/15/20 @ 100	1,035,000	1,033,719
Drive Auto Receivables Trust , Series 2018-2, Class B, 3.22%, 4/15/22, Callable 9/15/23 @ 100	3,600,000	3,601,292
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100 (c)	1,235,000	1,232,460
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 2/15/21 @ 100 (c)	740,000	736,768
GM Financing Automobile Leasing Trust , Series 2016-3, Class B, 1.97%, 5/20/20, Callable 5/20/19 @ 100	2,000,000	1,983,728
Nissan Auto Receivables Owner Trust , Series 2015-B, Class A3, 1.34%, 3/16/20, Callable 12/15/19 @ 100	656,720	654,574
Santander Drive Auto Receivables Trust , Series 2018-2, Class B, 3.03%, 9/15/22, Callable 7/15/22 @ 100	2,750,000	2,733,140
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 7/15/20 @ 100	1,600,000	1,589,659
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 1/15/21 @ 100	1,375,000	1,356,807
Santander Drive Auto Receivables Trust , Series 2016-3, Class C, 2.46%, 3/15/22, Callable 7/15/20 @ 100 (b)	2,770,000	2,752,067
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (c)	1,585,000	1,573,670

See notes to financial statements.

3

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Synchrony Credit Card Master Note Trust , Series 2016-1, Class A, 2.04%, 3/15/22	$1,150,000	$1,145,658
Toyota Auto Receivables Owner Trust , Series 2016-A, Class A3, 1.25%, 3/16/20, Callable 11/15/19 @ 100	756,073	752,459
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	1,610,000	1,582,483
Total Asset Backed Securities (Cost $43,238,292)		42,970,897
Collateralized Mortgage Obligations (7.3%)
BX Trust , Series 2017-APPL, Class A, 2.95%, (LIBOR01M+88bps), 7/15/34 (a) (b) (c)	2,713,120	2,714,964
BX Trust , Series 2017-SLCT, Class B, 3.27%, (LIBOR01M+120bps), 7/15/34 (a) (b) (c)	3,000,000	3,005,934
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47 (b)	1,965,023	1,965,571
Drive Auto Receivables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 11/15/20 @ 100 (c)	998,744	998,331
Galaxy CLO Ltd. , Series 2017-24A, Class A, 2.75% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100 (a) (c)	1,000,000	1,001,910
Great Wolf Trust , Series 2017-WOLF, Class A, 3.07% (LIBOR01M+85bps), 9/15/34 (a) (b) (c)	2,000,000	2,002,340
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,260,047	1,260,256
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (c)	2,000,000	2,124,900
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	301,969	301,967
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2, 3.07%, 12/15/46 (b)	772,148	772,371
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46 (b)	1,451,648	1,451,422
Steele Creek CLO Ltd. , Series 2017-1A, Class A, 2.88%, (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100 (a) (b) (c)	2,175,000	2,178,256
Voya CLO Ltd. , Series 2017-4A, Class A1, 2.51%, (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100 (a) (c)	1,000,000	1,000,950
Total Collateralized Mortgage Obligations (Cost $20,990,417)		20,779,172
Residential Mortgage Backed Securities (4.5%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 4.03%, 4/25/33, Callable 7/25/18 @ 100 (a)	10,538	10,538
Bear Stearns Alt-A Trust , Series 2004-6, Class 1A, 2.73% (LIBOR01M+64bps), 7/25/34, Callable 7/25/18 @ 100 (a) (b)	207,355	206,372
Bear Stearns Alt-A Trust , Series 2003-3, Class 2A, 3.67%, 10/25/33, Callable 7/25/18 @ 100 (a) (b)	554,872	554,872
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 7/25/18 @ 100	9,161	9,161
Credit Suisse First Boston Mortgage Securities Corp. , Series 2004-5, Class 5A1, 5.00%, 8/25/19, Callable 10/25/18 @ 100	17,375	17,267
Credit Suisse First Boston Mortgage Securities Corp. , Series 2004-AR7, Class 4A1, 3.86%, 11/25/34, Callable 7/25/18 @ 100 (a) (b)	532,372	532,372

See notes to financial statements.

4

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. , Series 2003-23, Class 2A8, 4.50%, 10/25/18 (b)	$2,832	$2,819
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/35 @ 100 (a) (b) (c)	724,425	716,575
JPMorgan Mortgage Trust , Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 6/25/29 @ 100 (a) (b) (c)	2,630,063	2,526,352
JPMorgan Mortgage Trust , Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 2/25/41 @ 100 (a) (b) (c)	1,017,294	1,013,002
JPMorgan Mortgage Trust , Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 4/25/39 @ 100 (a) (b) (c)	1,471,216	1,455,160
JPMorgan Mortgage Trust , Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/18 @ 100 (b)	4,816	4,816
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100 (b)	7,773	7,889
JPMorgan Mortgage Trust , Series 2014-5, Class A11, 3.00%, 10/25/29, Callable 11/25/23 @ 100 (a) (b) (c)	2,242,001	2,199,397
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 3.56%, (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100 (a) (c)	1,750,000	1,751,751
Morgan Stanley Mortgage Loan Trust , Series 2005-6AR, Class 1A1, 2.37%, (LIBOR01M+28bps), 11/25/35, Callable 7/25/18 @ 100 (a) (b)	128,315	127,559
Prime Mortgage Trust , Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 7/25/18 @ 100 (b)	12,775	12,775
Residential Asset Securities Corp. , Series 2005-KS1, Class M1, 2.77% (LIBOR01M+68bps), 2/25/35, Callable 7/25/18 @ 100 (a)	793,309	791,240
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/18 @ 100 (b)	5,398	5,398
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/18 @ 100 (a) (b)	544	553
Structured Asset Securities Corp. , Series 2003-34A, Class 3A2, 3.81%, 11/25/33, Callable 7/25/18 @ 100 (a) (b)	368,060	368,060
Wells Fargo Mortgage Backed Securities Trust , Series 2003-J, Class 2A1, 3.48%, 10/25/33, Callable 7/25/18 @ 100 (a) (b)	29,827	29,827
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Z, Class 2A2, 3.74%, 12/25/34, Callable 7/25/18 @ 100 (a) (b)	72,598	72,598
Wells Fargo Mortgage Backed Securities Trust , Series 2004-O, Class A1, 3.60%, 8/25/34, Callable 7/25/18 @ 100 (a) (b)	103,896	103,896
Wells Fargo Mortgage Backed Securities Trust , Series 2004-M, Class A7, 3.64%, 8/25/34, Callable 7/25/18 @ 100 (a) (b)	156,505	156,505
Total Residential Mortgage Backed Securities (Cost $12,932,464)		12,676,754
Corporate Bonds (45.8%)
Consumer Discretionary (4.4%):
Aptiv PLC, 3.15%, 11/19/20, Callable 10/19/20 @ 100	1,730,000	1,719,949
Best Buy Co., Inc.
5.00%, 8/1/18	1,390,000	1,392,182
5.50%, 3/15/21, Callable 12/15/20 @ 100	2,115,000	2,213,876
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	880,939
D.R Horton, Inc., 4.00%, 2/15/20	2,133,000	2,153,626
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100	1,292,000	1,279,545

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19 @ 100 (b)	$640,000	$644,128
O'Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (b)	2,050,000	2,118,860
		12,403,105
Consumer Staples (2.0%):
Bat Capital Corp., 2.30%, 8/14/20 (c) (d)	1,250,000	1,222,875
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100	1,515,000	1,504,683
Ingredion, Inc., 4.63%, 11/1/20 (d)	900,000	926,910
Molson Coors Brewing Co., 1.45%, 7/15/19 (d)	1,250,000	1,230,238
Pernod Ricard SA, 5.75%, 4/7/21 (c)	1,173,000	1,243,380
		6,128,086
Energy (5.0%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	1,700,000	1,697,841
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (b)	2,900,000	2,880,598
LUKOIL International Finance BV, 6.13%, 11/9/20 (c)	2,815,000	2,952,879
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100	1,040,000	1,042,527
Pioneer Natural Resource Co.
7.50%, 1/15/20	1,135,000	1,207,050
3.45%, 1/15/21, Callable 12/15/20 @ 100	1,825,000	1,830,311
Texas Gas Transmission LLC, 4.50%, 2/1/21, Callable 11/1/20 @ 100 (c)	1,085,000	1,098,823
Western Gas Partners LP, 2.60%, 8/15/18, Callable 8/3/18 @ 100	1,475,000	1,474,115
		14,184,144
Financials (11.8%):
Alleghany Corp., 5.63%, 9/15/20	800,000	836,608
Bank of America Corp.
2.25%, 4/21/20, MTN	1,300,000	1,281,852
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	754,000	736,394
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	710,000	707,735
2.50%, 5/12/20, Callable 4/12/20 @ 100	590,000	581,132
3.45%, 4/30/21, Callable 3/30/21 @ 100	3,500,000	3,492,089
3.08%, (LIBOR03M+72bps), 1/30/23, Callable 12/30/22 @ 100 (a)	1,500,000	1,490,010
Citigroup, Inc., 3.39%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a) (b)	1,500,000	1,525,770
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	1,985,000	1,953,955
HSBC Holdings PLC, 3.82%, (LIBOR03M+150bps), 1/5/22 (a) (b)	750,000	772,118
JPMorgan Chase & Co., 3.59%, (LIBOR03M+123bps), 10/24/23, Callable 10/24/22 @ 100 (a) (b)	750,000	764,903
KeyBank NA, 1.60%, 8/22/19 (b)	3,000,000	2,957,400
Morgan Stanley
2.45%, 2/1/19 (b)	1,000,000	998,260
2.65%, 1/27/20	1,355,000	1,345,258
3.76%, (LIBOR03M+140bps), 10/24/23, Callable 10/24/22 @ 100 (a) (b)	750,000	766,725
Regions Bank, 2.25%, 9/14/18, Callable 8/14/18 @ 100 (b)	3,700,000	3,698,112
Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	1,190,000	1,184,431
SVB Financial Group, 5.38%, 9/15/20	1,741,000	1,813,582
The Goldman Sachs Group, Inc., 3.51%, (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a) (b)	1,500,000	1,521,060

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b) (c)	$2,075,000	$2,054,167
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	3,000,000	2,951,700
		33,433,261
Health Care (7.8%):
AbbVie, Inc., 2.00%, 11/6/18 (b) (c)	2,500,000	2,494,200
Agilent Technologies, Inc., 5.00%, 7/15/20	1,500,000	1,549,800
Amgen, Inc., 2.20%, 5/11/20 (b)	3,205,000	3,153,879
Bayer US Finance II LLC, 3.50%, 6/25/21, Callable 5/25/21 @ 100 (c) (d)	1,000,000	1,002,300
Biogen, Inc., 2.90%, 9/15/20	2,873,000	2,857,716
Celgene Corp., 2.88%, 2/19/21	3,020,000	2,988,501
Edwards Lifesciences Corp., 2.88%, 10/15/18 (d)	1,845,000	1,845,258
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	2,390,000	2,372,075
Gilead Sciences, Inc., 1.85%, 9/4/18	2,000,000	1,997,540
Universal Health Services, Inc., 3.75%, 8/1/19 (b)	1,645,000	1,645,411
		21,906,680
Industrials (3.3%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	1,330,000	1,381,285
Aercap Holdings NV, 4.63%, 10/30/20 (b)	2,015,000	2,053,507
Equifax, Inc., 3.60%, 8/15/21	1,000,000	998,520
Honeywell International, Inc., 1.80%, 10/30/19	744,000	735,236
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	1,150,000	1,172,575
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100	1,756,000	1,725,007
Spirit AeroSystems, Inc.(US0003M+80bps), 6/15/21, Callable 5/31/19 @ 100 (a)	1,000,000	1,001,830
		9,067,960
Information Technology (3.9%):
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	992,157
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	2,255,000	2,275,791
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	2,930,000	2,931,817
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	778,000	764,432
Maxim Integrated Product, Inc., 2.50%, 11/15/18	1,000,000	997,030
NetApp, Inc., 2.00%, 9/27/19 (d)	1,025,000	1,010,917
VMware, Inc., 2.30%, 8/21/20 (b)	2,110,000	2,063,264
		11,035,408
Materials (2.3%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b) (c)	3,275,000	3,305,097
Newmont Mining Corp., 5.13%, 10/1/19 (b)	3,285,000	3,359,537
		6,664,634
Real Estate (1.8%):
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100	1,000,000	995,990
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100	2,200,000	2,167,110
Welltower, Inc., 6.13%, 4/15/20 (b)	1,906,000	1,995,449
		5,158,549

See notes to financial statements.

7

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Telecommunication Services (1.5%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	$4,079,000	$4,015,163
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	325,000	317,935
		4,333,098
Utilities (2.0%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100	1,950,000	1,911,722
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b) (c)	3,290,000	3,359,681
		5,271,403
Total Corporate Bonds (Cost $131,007,996)		129,586,328
U.S. Government Mortgage Backed Agencies (10.6%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 – 8/1/40 (b)	1,132,781	1,205,210
5.50%, 10/25/23 (b)	7,896	8,237
Series 4430, Class NG2.50%, 2/15/38	2,254,607	2,223,419
7.00%, 9/1/38 (b)	7,432	8,436
Series 4320, Class AP3.50%, 7/15/39	1,090,133	1,093,551
Series 3713, Class PA2.00%, 2/15/40 – 3/15/40 (b)	8,180,466	7,965,246
Series 4049, Class AB2.75%, 12/15/41	706,558	698,125
		13,202,224
Federal National Mortgage Association
Series 2010-156, Class DY3.50%, 1/25/26 – 3/25/40	5,149,885	5,189,215
6.00%, 2/1/37 (b)	1,152,021	1,254,449
Series 2013-33, Class UD2.50%, 4/25/39	1,355,290	1,312,076
Series 2011-21, Class PA4.50%, 5/25/40 (b)	3,054,104	3,162,139
Series 2011-101, Class LA3.00%, 10/25/40	1,202,428	1,192,077
5.00%, 2/1/41 – 10/1/41 (b)	4,285,987	4,569,607
3.44%, (LIBOR12M+169bps), 8/1/46 (b)	11,534	12,159
		16,691,722
Total U.S. Government Mortgage Backed Agencies (Cost $30,576,617)		29,893,946
U.S. Treasury Obligations (14.5%)
U.S. Treasury Bills, 1.66%, 8/2/18 (b) (e)	12,000,000	11,981,738
U.S. Treasury Notes
1.13%, 1/31/19 (b)	8,337,000	8,285,116
1.63%, 8/31/19	11,805,000	11,698,446
2.25%, 3/31/20	9,000,000	8,959,597
Total U.S. Treasury Obligations (Cost $41,053,365)		40,924,897
Collateral for Securities Loaned (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (f)	456,302	456,302
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (f)	414,835	414,835
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (f)	938,115	938,115
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (f)	207,393	207,393

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (f)	$1,078,414	$1,078,414
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (f)	373,307	373,307
Total Collateral for Securities Loaned (Cost $3,468,366)		3,468,366
Total Investments (Cost $283,267,517) — 99.1%		280,300,360
Other assets in excess of liabilities — 0.9%		2,506,842
NET ASSETS — 100.0%		$282,807,202

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $51,259,454 and amounted to 18.1% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Rate represents the effective yield at June 30, 2018.

(f)  Rate disclosed is the daily yield on June 30, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	300	9/28/18	$63,584,346	$63,548,437	$(35,909)
5-Year U.S. Treasury Note Future	20	9/28/18	2,268,953	2,272,344	3,391
					$(32,518)
	Total unrealized appreciation				$3,391
	Total unrealized depreciation				(35,909)
	Total net unrealized depreciation				$(32,518)

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2018 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade 5 Year Index; Series 30	1.00%	6/20/23	Daily	0.67%	$15,000,000	$225,648	$267,939	$(42,291)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.60%	18,000,000	1,063,251	1,042,650	20,601
						$1,288,899	$1,310,589	$(21,690)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or CDX North America Investment Grade 5 Year Index.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
ASSETS:
Investments, at value (Cost $283,267,517)	$280,300,360 (a)
Cash and cash equivalents	1,960,687
Deposits with broker for future contracts	565,475
Deposits with broker for swap agreements	2,125,234
Interest receivable	1,533,101
Variation margin receivable on open swap agreements	17,641
Receivable from Adviser	9,294
Prepaid expenses	7,896
Total Assets	286,519,688
LIABILITIES:
Securities lending collateral	3,468,366
Payable for capital shares redeemed	65,267
Variation margin payable on open future contracts	9,844
Accrued expenses and other payables:
Investment advisory fees	105,118
Administration fees	14,250
Custodian fees	3,669
Transfer agent fees	88
Chief Compliance Officer fees	351
Trustees' fees	22
Other accrued expenses	45,511
Total Liabilities	3,712,486
NET ASSETS:
Capital	286,357,617
Accumulated net investment income (loss)	3,798,598
Accumulated net realized gains (losses) from investments	(4,327,648)
Net unrealized appreciation (depreciation) on investments	(3,021,365)
Net Assets	$282,807,202
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	27,587,825
Net asset value:	$10.25

(a)  Includes $3,367,172 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
Investment Income:
Interest income	$3,298,573
Securities lending income	7,408
Total Income	3,305,981
Expenses:
Investment advisory fees	650,890
Administration fees	85,150
Custodian fees	9,698
Transfer agent fees	334
Trustees' fees	11,747
Chief Compliance Officer fees	1,263
Legal and audit fees	20,832
Other expenses	38,816
Total Expenses	818,730
Expenses waived/reimbursed by Adviser	(52,266)
Net Expenses	766,464
Net Investment Income (Loss)	2,539,517
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(148,631)
Net realized gains (losses) from futures transactions	(343,606)
Net realized gains (losses) from swap transactions	621,021
Net change in unrealized appreciation/depreciation on investments	(1,693,009)
Net change in unrealized appreciation/depreciation on futures transactions	60,363
Net change in unrealized appreciation/depreciation on swap transactions	(159,029)
Net realized/unrealized gains (losses) on investments	(1,662,891)
Change in net assets resulting from operations	$876,626

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,539,517	$4,149,385
Net realized gains (losses) from investment transactions	128,784	772,341
Net change in unrealized appreciation/depreciation on investments	(1,791,675)	(357,681)
Change in net assets resulting from operations	876,626	4,564,045
Distributions to Shareholders:
From net investment income	—	(4,147,757)
Change in net assets resulting from distributions to shareholders	—	(4,147,757)
Change in net assets resulting from capital transactions	(10,375,783)	18,738,983
Change in net assets	(9,499,157)	19,155,271
Net Assets:
Beginning of period	292,306,359	273,151,088
End of period	$282,807,202	$292,306,359
Accumulated net investment income (loss)	$3,798,598	$1,259,081
Capital Transactions:
Proceeds from shares issued	$11,599,338	$41,604,917
Distributions reinvested	—	4,147,757
Cost of shares redeemed	(21,975,121)	(27,013,691)
Change in net assets resulting from capital transactions	$(10,375,783)	$18,738,983
Share Transactions:
Issued	1,136,050	4,044,038
Reinvested	—	406,245
Redeemed	(2,150,263)	(2,620,215)
Change in Shares	(1,014,213)	1,830,068

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.22	$10.20		$10.13		$10.22	$10.30	$10.45
Investment Activities:
Net investment income (loss)	0.09 (a)	0.15	(a)	0.12	(a)	0.14 (a)	0.18	0.17
Net realized and unrealized gains (losses) on investments	(0.06)	0.02		0.09		(0.09)	(0.08)	(0.15)
Total from Investment Activities	0.03	0.17		0.21		0.05	0.10	0.02
Distributions to Shareholders:
Net investment income	—	(0.15)		(0.14)		(0.14)	(0.18)	(0.17)
Total Distributions to Shareholders	—	(0.15)		(0.14)		(0.14)	(0.18)	(0.17)
Capital Contributions from Prior Custodian, Net (see Note 8)	—	—		—	(b)	—	—	—
Net Asset Value, End of Period	$10.25	$10.22		$10.20		$10.13	$10.22	$10.30
Total Return (c) (d)	0.29%	1.64%		2.04	%(e)	0.47%	0.92%	0.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$282,807	$292,306		$273,151		$276,164	$265,514	$243,986
Ratio of net expenses to average net assets (f)	0.53%	0.53%		0.53%		0.53%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets (f)	1.76%	1.44%		1.21%		1.33%	1.74%	1.75%
Ratio of gross expenses to average net assets (f) (g)	0.57%	0.58%		0.53%		0.53%	0.55%	0.55%
Portfolio turnover (d)	32%	91	%(h)	55%		38%	39%	60%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8).

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover increase/decrease due to a change within the portfolio holdings during the year.

See notes to financial statements.

14

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory INCORE Low Duration Bond VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide a high level of current income consistent with preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements, are valued at the mean between the current bid and ask prices. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	Level 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Asset Backed Securities	$—	$—	$42,970,897	$—	$42,970,897	$—
Collateralized Mortgage Obligations	—	—	20,779,172	—	20,779,172	—
Residential Mortgage Backed Securities	—	—	12,676,754	—	12,676,754	—
Corporate Bonds	—	—	129,586,328	—	129,586,328	—
U.S. Government Mortgage Backed Agencies	—	—	29,893,946	—	29,893,946	—
U.S. Treasury Obligations	—	—	40,924,897	—	40,924,897	—
Collateral for Securities Loaned	3,468,366	—	—	—	3,468,366	—
Futures Contracts	—	(32,518)	—	—	—	(32,518)
Credit Default Swaps	—	—	—	(21,690)	—	(21,690)
Total	$3,468,366	$(32,518)	$276,831,994	$(21,690)	$280,300,360	$(54,208)

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as investment securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers among any levels during the six months ended June 30, 2018.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities. As of June 30, 2018, the Fund had no outstanding when-issued purchase commitments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2018, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018.

	Liabilities
	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Credit Risk Risk Exposure	$—	$(21,690)
Interest Rate Exposure	(32,518)	—

**Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2018.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Transactions	Net Realized Gain (Losses) from Swap Transactions	Net Change in Unrealized Appreciation/ Depreciation on Futures Transactions	Net Change in Unrealized Appreciation/ Depreciation on Swap Transactions
Credit Risk Exposure	$—	$621,021	$—	$(159,029)
Interest Rate Exposure	(343,606)		60,363	—

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$3,367,172	$3,468,366	$101,194

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$36,308,912	$34,372,690	$49,220,365	$59,337,337

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.45% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.53%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021
$1,866	$132,033	$52,266

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2018.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Year Ended December 31, 2017
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$4,147,757	$—	$4,147,757

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,376,222	$—	$1,376,222	$(4,475,537)	$(1,327,726)	$(4,427,041)

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$283,293,144	$162,466	$(3,209,458)	$(3,046,992)

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

25

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

26

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013)	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

28

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,002.90	$2.63	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,022.17	$2.66	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

30

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-ILDBVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory RS International VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Supplemental Information
Trustee and Officer Information	22
Proxy Voting and Form N-Q Information	25
Expense Examples	25
Portfolio Holdings	27
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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2

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.0%)
Australia (6.5%):
Financials (1.7%):
Macquarie Group Ltd.	29,958	$2,729,714
Health Care (1.7%):
CSL Ltd.	19,596	2,788,799
Materials (1.9%):
BHP Billiton Ltd.	125,295	3,134,508
Real Estate (1.2%):
Scentre Group	623,542	2,025,517
		10,678,538
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	18,347	1,698,367
China (1.0%):
Information Technology (1.0%):
Tencent Holdings Ltd.	33,100	1,662,172
Denmark (2.8%):
Consumer Staples (2.8%):
Royal Unibrew A/S	58,997	4,688,994
France (8.9%):
Consumer Discretionary (2.8%):
Cie Generale des Etablissements Michelin	13,722	1,659,928
LVMH Moet Hennessy Louis Vuitton SA	9,064	3,009,177
		4,669,105
Energy (1.6%):
Total SA	42,256	2,565,821
Financials (1.4%):
AXA SA	96,926	2,368,078
Information Technology (1.8%):
Cap Gemini SA	21,804	2,921,716
Materials (1.3%):
Arkema SA	18,427	2,174,216
		14,698,936
Germany (8.6%):
Consumer Discretionary (0.9%):
Daimler AG, Registered Shares	24,186	1,549,160
Financials (2.1%):
Allianz SE	16,760	3,453,199
Health Care (1.1%):
Bayer AG	16,944	1,860,701
See notes to financial statements.

3

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.9%):
Siemens AG	11,771	$1,550,773
Washtec AG	16,930	1,492,319
		3,043,092
Information Technology (1.6%):
SAP SE	23,386	2,698,943
Real Estate (1.0%):
Vonovia SE	35,164	1,671,188
		14,276,283
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	40,382	810,674
Hong Kong (3.8%):
Financials (2.2%):
AIA Group Ltd.	185,200	1,613,395
BOC Hong Kong Holdings Ltd.	438,000	2,058,625
		3,672,020
Real Estate (1.3%):
CK Asset Holdings Ltd.	269,000	2,129,542
Utilities (0.3%):
HK Electric Investments & HK Electric Investments Ltd. (b)	505,000	481,447
		6,283,009
Ireland (1.0%):
Industrials (1.0%):
Experian PLC	67,303	1,659,964
Italy (3.4%):
Financials (0.7%):
Banca Generali SpA	48,844	1,212,232
Health Care (1.3%):
Recordati SpA	55,838	2,212,411
Utilities (1.4%):
Enel SpA	410,061	2,272,040
		5,696,683
Japan (22.3%):
Consumer Discretionary (2.5%):
Toyota Motor Corp.	65,100	4,210,522
Consumer Staples (1.5%):
Matsumotokiyoshi Holdings Co. Ltd.	56,600	2,540,202

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.8%):
Jafco Co. Ltd.	31,100	$1,260,858
Mitsubishi UFJ Financial Group, Inc.	285,600	1,618,110
Tokio Marine Holdings, Inc.	37,000	1,731,215
		4,610,183
Health Care (2.4%):
Hoya Corp.	35,500	2,014,152
Shionogi & Co. Ltd. (c)	36,400	1,868,079
		3,882,231
Industrials (7.3%):
EN-Japan, Inc.	31,700	1,595,441
Fuji Electric Co. Ltd.	310,000	2,355,115
Hitachi Construction Machinery Co. Ltd.	42,200	1,368,310
ITOCHU Corp.	107,700	1,948,108
Kyowa Exeo Corp.	80,300	2,101,669
Okuma Corp.	18,200	959,795
Sanwa Holdings Corp.	164,900	1,742,819
		12,071,257
Information Technology (1.9%):
Fujitsu Ltd.	103,000	623,391
Oracle Corp. Japan	24,000	1,956,386
Ulvac, Inc.	15,500	591,356
		3,171,133
Materials (0.7%):
DIC Corp.	35,400	1,104,166
Real Estate (0.9%):
Sumitomo Realty & Development	38,000	1,399,538
Telecommunication Services (1.3%):
Nippon Telegraph & Telephone Corp.	47,200	2,144,493
Utilities (1.0%):
Chubu Electric Power Co., Inc.	115,100	1,726,089
		36,859,814
Macau (0.9%):
Consumer Discretionary (0.9%):
Wynn Macau Ltd.	435,600	1,395,979
Netherlands (4.0%):
Financials (0.8%):
ING Groep NV	91,548	1,314,022
Industrials (1.7%):
Wolters Kluwer NV	51,215	2,876,860
Telecommunication Services (1.5%):
Koninklijke KPN NV (c)	915,710	2,489,779
		6,680,661

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Norway (2.0%):
Energy (0.7%):
Aker BP ASA	31,618	$1,163,475
Financials (1.3%):
SpareBank 1 SMN	202,691	2,100,073
		3,263,548
Russian Federation (0.7%):
Materials (0.7%):
Evraz PLC	178,221	1,189,302
Singapore (0.8%):
Financials (0.8%):
DBS Group Holdings Ltd.	68,700	1,336,305
Spain (1.9%):
Financials (0.9%):
Banco Santander SA	265,968	1,421,343
Telecommunication Services (1.0%):
Telefonica SA	204,443	1,735,057
		3,156,400
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	83,891	2,186,233
Epiroc AB, Class B (d)	83,891	768,284
		2,954,517
Switzerland (6.9%):
Consumer Staples (2.3%):
Nestle SA, Registered Shares	49,727	3,855,442
Financials (0.4%):
UBS Group AG, Registered Shares	44,933	689,118
Health Care (4.2%):
Novartis AG	43,183	3,272,475
Roche Holding AG	16,363	3,631,732
		6,904,207
		11,448,767
United Kingdom (18.2%):
Consumer Discretionary (0.8%):
Next PLC	16,760	1,333,827
Consumer Staples (4.4%):
Britvic PLC	152,782	1,566,327
Diageo PLC	93,899	3,372,780
Unilever PLC	41,035	2,266,371
		7,205,478

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (2.9%):
BP PLC	189,224	$1,439,447
Royal Dutch Shell PLC, Class A	99,418	3,440,111
		4,879,558
Financials (3.6%):
Close Brothers Group PLC	93,551	1,825,948
HSBC Holdings PLC	308,292	2,880,254
Prudential PLC	54,094	1,232,915
		5,939,117
Health Care (1.5%):
Smith & Nephew PLC	134,531	2,477,643
Industrials (1.5%):
RELX PLC	120,179	2,565,942
Materials (3.5%):
Croda International PLC	28,579	1,805,203
Rio Tinto PLC	71,647	3,948,343
		5,753,546
		30,155,111
Total Common Stocks (Cost $138,551,802)		160,594,024
Preferred Stocks (1.7%)
Japan (1.7%):
Consumer Staples (1.7%):
Ito En Ltd.	119,300	2,789,168
Total Preferred Stocks (Cost $1,966,816)		2,789,168
Collateral for Securities Loaned (0.2%)
United States (0.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (e)	33,239	33,239
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (e)	30,219	30,219
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (e)	68,337	68,337
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (e)	15,108	15,107
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (e)	78,557	78,557
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (e)	27,194	27,194
Total Collateral for Securities Loaned (Cost $252,653)		252,653
Total Investments (Cost $140,771,271) — 98.9%		163,635,845
Other assets in excess of liabilities — 1.1%		1,833,329
NET ASSETS — 100.0%		$165,469,174

(a)  All securities were fair valued at June 30, 2018. See Note 2 for further information.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $481,447 and amounted to 0.3% of net assets.

See notes to financial statements.

7

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

(c)  All or a portion of this security is on loan.

(d)  Non-income producing security.

(e)  Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS International VIP Series
ASSETS:
Investments, at value (Cost $140,771,271)	$163,635,845	(a)
Foreign currency, at value (Cost $92,740)	92,923
Cash and cash equivalents	1,391,589
Interest and dividends receivable	332,128
Receivable for capital shares issued	1,861
Reclaims receivable	496,592
Receivable from Adviser	1,733
Prepaid expenses	4,855
Total Assets	165,957,526
LIABILITIES:
Securities lending collateral	252,653
Payable for capital shares redeemed	81,147
Accrued expenses and other payables:
Investment advisory fees	111,212
Administration fees	8,481
Custodian fees	5,507
Transfer agent fees	69
Chief Compliance Officer fees	215
Trustees' fees	33
Other accrued expenses	29,035
Total Liabilities	488,352
NET ASSETS:
Capital	135,154,961
Accumulated net investment income (loss)	3,683,203
Accumulated net realized gains (losses) from investments	3,765,359
Net unrealized appreciation (depreciation) on investments	22,865,651
Net Assets	$165,469,174
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	9,519,208
Net asset value:	$17.38

(a)  Includes $240,616 of securities on loan.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory RS International VIP Series
Investment Income:
Dividend income	$3,910,045
Interest income	7,499
Securities lending income	15,505
Foreign tax withholding	(417,852)
Total Income	3,515,197
Expenses:
Investment advisory fees	697,906
Administration fees	51,484
Custodian fees	14,860
Transfer agent fees	273
Trustees' fees	7,145
Chief Compliance Officer fees	768
Legal and audit fees	13,817
Other expenses	29,729
Total Expenses	815,982
Expenses waived/reimbursed by Adviser	(5,075)
Net Expenses	810,907
Net Investment Income (Loss)	2,704,290
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	5,756,624
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(10,773,686)
Net realized/unrealized gains (losses) on investments	(5,017,062)
Change in net assets resulting from operations	$(2,312,772)

See notes to financial statements.

10

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS International VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,704,290	$3,483,803
Net realized gains (losses) from investment transactions	5,756,624	13,118,897
Net change in unrealized appreciation/depreciation on investments	(10,773,686)	24,614,558
Change in net assets resulting from operations	(2,312,772)	41,217,258
Distributions to Shareholders:
From net investment income	—	(3,484,383)
Change in net assets resulting from distributions to shareholders	—	(3,484,383)
Change in net assets resulting from capital transactions	(13,736,273)	(31,240,688)
Change in net assets	(16,049,045)	6,492,187
Net Assets:
Beginning of period	181,518,219	175,026,032
End of period	$165,469,174	$181,518,219
Accumulated net investment income (loss)	$3,683,203	$978,913
Capital Transactions:
Proceeds from shares issued	1,575,150	3,665,763
Distributions reinvested	—	3,484,383
Cost of shares redeemed	(15,311,423)	(38,390,834)
Change in net assets resulting from capital transactions	(13,736,273)	(31,240,688)
Share Transactions:
Issued	89,281	220,823
Reinvested	—	198,427
Redeemed	(860,977)	(2,356,133)
Change in Shares	(771,696)	(1,936,883)

See notes to financial statements.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS International VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$17.64	$14.31	$14.39		$14.63	$17.26	$19.88
Investment Activities:
Net investment income (loss)	0.27 (a)	0.31 (a)	0.30	(a)	0.31 (a)	0.39	0.33
Net realized and unrealized gains (losses) on investments	(0.53)	3.36	(0.10)		(0.19)	(1.30)	3.44
Total from Investment Activities	(0.26)	3.67	0.20		0.12	(0.91)	3.77
Distributions to Shareholders:
Net investment income	—	(0.34)	(0.31)		(0.32)	(0.35)	(0.31)
Net realized gains from investments	—	—	—		(0.04)	(1.37)	(6.08)
Total Distributions to Shareholders	—	(0.34)	(0.31)		(0.36)	(1.72)	(6.39)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.03		—	—	—
Net Asset Value, End of Period	$17.38	$17.64	$14.31		$14.39	$14.63	$17.26
Total Return (b) (c)	(1.47)%	25.68%	1.60	%(d)	0.84%	(5.30)%	20.11%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$165,469	$181,518	$175,026		$185,028	$203,530	$234,653
Ratio of net expenses to average net assets (e)	0.93%	0.93%	0.90%		0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (e)	3.10%	1.93%	2.13%		2.00%	2.23%	1.45%
Ratio of gross expenses to average net assets (e) (f)	0.94%	0.95%	0.90%		0.92%	0.92%	0.92%
Portfolio turnover (c)	21%	57%	110%		117%	193%	205%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.23% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

12

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS International VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$—	$160,594,024	$160,594,024
Preferred Stocks	—	2,789,168	2,789,168
Collateral for Securities Loaned	252,653	—	252,653
Total	$252,653	$163,383,192	$163,635,845

There were no transfers among any levels during the six months ended June 30, 2018.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2018, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. The following table is a summary of the Fund's securities

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$240,616	$252,653	$12,037

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$36,620,581	$47,577,396

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.80% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.93%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020	Expires 12/31/2021
$39,115	$5,075

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to foreign securities risk. Foreign securities are (including ADRs and other depository receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

The Fund will be subject to emerging market risk. Risk of investment in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards and less developed legal systems.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2018.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Year Ended December 31, 2017
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$3,484,383	$—	$3,484,383

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,384,159	$1,236,975	$2,621,134	$30,005,853	$32,626,987

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund utilized $9,924,073 in capital loss carryforwards that were not subject to expiration.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$143,631,785	$27,972,616	$(7,968,556)	$20,004,060

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

21

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013)	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

24

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$985.30	$4.58	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

25

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,020.18	$4.66	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Portfolio Holdings:

(As a Percentage of Total Investments)

27

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information
Trustee and Officer Information	17
Proxy Voting and Form N-Q Information	20
Expense Examples	20
Portfolio Holdings	22
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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2

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Banks (10.1%):
Comerica, Inc.	323,640	$29,425,349
JPMorgan Chase & Co.	297,780	31,028,675
The PNC Financial Services Group, Inc.	172,360	23,285,836
U.S. Bancorp	337,430	16,878,249
		100,618,109
Capital Markets (2.0%):
E*TRADE Financial Corp. (a)	320,475	19,600,251
Consumer Discretionary (6.3%):
Aramark	297,970	11,054,687
Booking Holdings, Inc. (a)	8,070	16,358,616
LKQ Corp. (a)	395,460	12,615,174
MGM Resorts International	785,040	22,789,711
		62,818,188
Consumer Finance (1.9%):
Capital One Financial Corp.	209,510	19,253,969
Consumer Staples (8.4%):
CVS Health Corp.	387,765	24,952,678
Mondelez International, Inc., Class A	817,180	33,504,380
Post Holdings, Inc. (a) (b)	296,460	25,501,489
		83,958,547
Energy (11.9%):
Chevron Corp.	180,970	22,880,037
Devon Energy Corp.	468,411	20,591,348
Enterprise Products Partners LP	778,830	21,550,226
EQT Corp.	384,200	21,200,156
Helmerich & Payne, Inc.	155,650	9,924,244
Noble Energy, Inc. (b)	623,650	22,002,372
		118,148,383
Health Care (8.8%):
Allergan PLC	200,147	33,368,508
Qurate Retail, Inc. (a) (b)	667,354	14,161,252
UnitedHealth Group, Inc.	79,935	19,611,253
Zimmer Biomet Holdings, Inc.	185,590	20,682,150
		87,823,163
Industrials (6.3%):
Eaton Corp. PLC	199,150	14,884,471
Sensata Technologies Holding PLC (a) (b)	300,180	14,282,564
Southwest Airlines Co.	388,510	19,767,389
Union Pacific Corp.	97,850	13,863,388
		62,797,812
Information Technology (13.9%):
Alphabet, Inc., Class A (a)	39,225	44,292,478
Cognizant Technology Solutions Corp., Class A	250,117	19,756,742

See notes to financial statements.

3

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	87,730	$18,480,325
Microsoft Corp.	195,048	19,233,683
Visa, Inc., Class A	284,750	37,715,137
		139,478,365
Insurance (14.2%):
Aflac, Inc.	446,280	19,198,966
American International Group, Inc.	646,350	34,269,476
Arch Capital Group Ltd. (a)	786,510	20,811,055
Brown & Brown, Inc. (b)	1,089,790	30,219,876
Cincinnati Financial Corp.	283,430	18,950,130
Unum Group	472,230	17,467,788
		140,917,291
Materials (6.5%):
Ball Corp. (b)	818,680	29,104,074
Lyondellbasell Industries NV, Class A	68,998	7,579,430
Sealed Air Corp. (b)	643,490	27,316,151
		63,999,655
Real Estate (4.3%):
Equity Commonwealth (a)	668,330	21,052,395
Invitation Homes, Inc.	934,280	21,544,497
		42,596,892
Utilities (3.2%):
Duke Energy Corp.	226,450	17,907,666
Exelon Corp.	339,910	14,480,166
		32,387,832
Total Common Stocks (Cost $827,393,606)		974,398,457
Collateral for Securities Loaned (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	4,752,215	4,752,215
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	4,320,352	4,320,352
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	9,770,119	9,770,119
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	2,159,921	2,159,921
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	11,231,280	11,231,280
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	3,887,858	3,887,858
Total Collateral for Securities Loaned (Cost $36,121,745)		36,121,745
Total Investments (Cost $863,515,351) — 101.4%		1,010,520,202
Liabilities in excess of other assets — (1.4)%		(13,852,013)
NET ASSETS — 100.0%		$996,668,189

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

4

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS Large Cap Alpha VIP Series
ASSETS:
Investments, at value (Cost $863,515,351)	$1,010,520,202	(a)
Cash and cash equivalents	23,519,821
Interest and dividends receivable	618,726
Receivable for capital shares issued	2,357
Receivable from Adviser	40,957
Prepaid expenses	27,533
Total Assets	1,034,729,596
LIABILITIES:
Securities lending collateral	36,121,745
Payable for investments purchased	1,077,434
Payable for capital shares redeemed	313,718
Accrued expenses and other payables:
Investment advisory fees	417,859
Administration fees	50,980
Custodian fees	7,267
Transfer agent fees	294
Chief Compliance Officer fees	1,303
Trustees' fees	248
Other accrued expenses	70,559
Total Liabilities	38,061,407
NET ASSETS:
Capital	658,395,915
Accumulated net investment income (loss)	5,269,919
Accumulated net realized gains (losses) from investments	185,997,504
Net unrealized appreciation (depreciation) on investments	147,004,851
Net Assets	$996,668,189
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	18,249,028
Net asset value:	$54.61

(a)  Includes $35,272,409 of securities on loan.

See notes to financial statements.

5

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Investment Income:
Dividend income	$7,344,294
Interest income	54,996
Securities lending income	36,359
Total Income	7,435,649
Expenses:
Investment advisory fees	2,569,145
Administration fees	301,937
Custodian fees	23,039
Transfer agent fees	959
Trustees' fees	41,267
Chief Compliance Officer fees	4,486
Legal and audit fees	56,157
Other expenses	65,724
Total Expenses	3,062,714
Expenses waived/reimbursed by Adviser	(237,611)
Net Expenses	2,825,103
Net Investment Income (Loss)	4,610,546
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	86,453,282
Net change in unrealized appreciation/depreciation on investments	(78,701,689)
Net realized/unrealized gains (losses) on investments	7,751,593
Change in net assets resulting from operations	$12,362,139

See notes to financial statements.

6

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,610,546	$10,474,413
Net realized gains (losses) from investment transactions	86,453,282	103,673,960
Net change in unrealized appreciation/depreciation on investments	(78,701,689)	62,191,294
Change in net assets resulting from operations	12,362,139	176,339,667
Distributions to Shareholders:
From net investment income	—	(10,800,168)
Change in net assets resulting from distributions to shareholders	—	(10,800,168)
Change in net assets resulting from capital transactions	(76,434,003)	(125,399,135)
Change in net assets	(64,071,864)	40,140,364
Net Assets:
Beginning of period	1,060,740,053	1,020,599,689
End of period	$996,668,189	$1,060,740,053
Accumulated net investment income (loss)	$5,269,919	$659,373
Capital Transactions:
Proceeds from shares issued	4,257,228	8,905,556
Distributions reinvested	—	10,800,168
Cost of shares redeemed	(80,691,231)	(145,104,859)
Change in net assets resulting from capital transactions	$(76,434,003)	$(125,399,135)
Share Transactions:
Issued	77,957	181,681
Reinvested	—	199,449
Redeemed	(1,468,873)	(2,937,643)
Change in Shares	(1,390,916)	(2,556,513)

See notes to financial statements.

7

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$54.01	$45.98	$44.26		$50.63	$51.52	$39.00
Investment Activities:
Net investment income (loss) (a)	0.24 (a)	0.51 (a)	0.50	(a)	0.60 (a)	0.73	0.63
Net realized and unrealized gains (losses) on investments	0.36	8.07	3.50		(1.64)	6.21	14.40
Total from Investment Activities	0.60	8.58	4.00		(1.04)	6.94	15.03
Distributions to Shareholders:
Net investment income	—	(0.55)	(0.52)		(0.67)	(0.71)	(0.63)
Net realized gains from investments	—	—	(1.76)		(4.66)	(7.12)	(1.88)
Total Distributions to Shareholders	—	(0.55)	(2.28)		(5.33)	(7.83)	(2.51)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$54.61	$54.01	$45.98		$44.26	$50.63	$51.52
Total Return (c) (d)	1.13%	18.67%	9.03	%(e)	(2.01)%	13.58%	38.71%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$996,668	$1,060,740	$1,020,600		$1,015,821	$1,148,698	$1,154,305
Ratio of net expenses to average net assets (f)	0.55%	0.55%	0.54%		0.55%	0.55%	0.54%
Ratio of net investment income (loss) to average net assets (f) (g)	0.90%	1.02%	1.12%		1.20%	1.27%	1.24%
Ratio of gross expenses to average net assets (f) (g)	0.60%	0.60%	0.54%		0.55%	0.55%	0.54%
Portfolio turnover (d)	26%	56%	84%		47%	56%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

8

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS Large Cap Alpha VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security

9

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$974,398,457	$974,398,457
Collateral for Securities Loaned	36,121,745	36,121,745
Total	$1,010,520,202	$1,010,520,202

There were no transfers among any levels during the six months ended June 30, 2018.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

10

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$35,272,409	$36,121,745	$849,336

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and

11

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$268,969,289	$348,975,392

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.55%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020	Expires 12/31/2021
$522,796	$237,611

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the year ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2018.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Year Ended December 31, 2017
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$10,800,168	$—	$10,800,168

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$12,275,459	$87,279,277	$99,554,736	$226,355,399	$325,910,135

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

During the most recent tax year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$862,112,130	$173,289,295	$(24,881,223)	$148,408,072

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

16

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016- December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

17

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011- 2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

18

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,011.30	$2.74	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,022.07	$2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-LCAVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Small Cap Growth Equity VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information
Trustee and Officer Information	17
Proxy Voting and Form N-Q Information	20
Expense Examples	20
Portfolio Holdings	22
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communications Equipment (1.0%):
Lumentum Holdings, Inc. (a) (b)	19,543	$1,131,540
Consumer Discretionary (17.6%):
At Home Group, Inc. (a) (b)	37,300	1,460,295
Burlington Stores, Inc. (a)	3,868	582,250
Delphi Technologies PLC	24,650	1,120,589
Dineequity, Inc. (b)	21,170	1,583,516
Eldorado Resorts, Inc. (a) (b)	28,100	1,098,710
Grand Canyon Education, Inc. (a)	16,089	1,795,693
Lithia Motors, Inc.	11,533	1,090,676
Monro Muffler Brake, Inc. (b)	17,170	997,577
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	14,268	1,034,430
Planet Fitness, Inc., Class A (a)	45,560	2,001,906
Red Rock Resorts, Inc., Class A (b)	28,940	969,490
Steven Madden Ltd.	30,389	1,613,656
The Wendy's Co. (b)	92,330	1,586,229
Topbuild Corp. (a) (b)	14,120	1,106,161
Weight Watchers International, Inc. (a)	17,770	1,796,547
Wingstop, Inc.	17,290	901,155
		20,738,880
Consumer Staples (2.3%):
Nomad Foods Ltd. (a)	144,380	2,770,652
Electronic Equipment, Instruments & Components (1.1%):
Littelfuse, Inc. (b)	5,669	1,293,552
Energy (1.5%):
Newpark Resources, Inc. (a)	116,960	1,269,016
SRC Energy, Inc. (a) (b)	44,510	490,500
		1,759,516
Financials (4.8%):
LendingTree, Inc. (a) (b)	3,444	736,327
Primerica, Inc.	8,540	850,584
Texas Capital Bancshares, Inc. (a)	14,640	1,339,560
Walker & Dunlop, Inc.	14,640	814,716
Western Alliance BanCorp (a)	20,324	1,150,542
WisdomTree Investments, Inc.	84,860	770,529
		5,662,258
Health Care (24.9%):
Aimmune Therapeutics, Inc. (a) (b)	20,450	549,901
Amicus Therapeutics, Inc. (a)	105,809	1,652,737
Apellis Pharmaceuticals, Inc. (a) (b)	22,320	491,040
Aptinyx, Inc. (a)	20,880	504,670
Audentes Therapeutics, Inc. (a)	20,760	793,240
Bluebird Bio, Inc. (a)	8,392	1,317,124
Blueprint Medicines Corp. (a) (b)	13,046	828,160
Celyad SA, ADR (a) (b)	15,751	488,123
Diplomat Pharmacy, Inc. (a)	42,240	1,079,654

See notes to financial statements.

3

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a)	23,770	$1,421,208
Five Prime Therapeutics, Inc. (a)	33,517	529,904
Globus Medical, Inc., Class A (a)	30,450	1,536,506
GW Pharmaceuticals PLC, ADR (a)	9,320	1,300,513
HealthEquity, Inc. (a) (b)	13,610	1,022,111
Immunomedics, Inc. (a) (b)	64,320	1,522,454
Insulet Corp. (a) (b)	16,000	1,371,200
Iovance Biotherapeutics, Inc. (a)	73,304	938,291
Irhythm Technologies, Inc. (a) (b)	5,960	483,535
Kura Oncology, Inc. (a)	42,940	781,508
Ligand Pharmaceuticals, Inc., Class B (a)	7,648	1,584,436
Loxo Oncology, Inc. (a)	10,186	1,767,066
Madrigal Pharmaceuticals, Inc. (a) (b)	4,880	1,364,887
Masimo Corp. (a)	14,550	1,420,808
Penumbra, Inc. (a)	8,420	1,163,223
Sage Therapeutics, Inc. (a)	8,426	1,318,922
Sienna Biopharmaceuticals, Inc. (a) (b)	12,270	186,381
Teladoc, Inc. (a) (b)	25,330	1,470,407
Vital Therapies, Inc. (a) (b)	69,287	474,616
		29,362,625
Industrials (13.9%):
Altra Industrial Motion Corp. (b)	33,390	1,439,109
Azul SA, ADR (a) (b)	56,030	916,651
Beacon Roofing Supply, Inc. (a) (b)	24,600	1,048,452
H&E Equipment Services, Inc.	44,590	1,677,030
Harsco Corp. (a)	72,560	1,603,576
Hexcel Corp.	10,573	701,836
Kennametal, Inc.	45,170	1,621,603
Proto Labs, Inc. (a)	7,320	870,714
Saia, Inc. (a)	19,410	1,569,299
Simpson Manufacturing Co., Inc.	18,520	1,151,759
Siteone Landscape Supply, Inc. (a) (b)	19,410	1,629,858
The Brink's Co.	7,680	612,480
Welbilt, Inc. (a)	70,920	1,582,225
		16,424,592
Internet Software & Services (8.4%):
Cornerstone OnDemand, Inc. (a)	25,380	1,203,773
Coupa Software, Inc. (a)	20,010	1,245,422
Envestnet, Inc. (a)	16,000	879,200
LogMeIn, Inc. (b)	16,570	1,710,853
Mindbody, Inc. (a) (b)	46,920	1,811,112
Q2 Holdings, Inc. (a)	16,470	939,614
Wix.com Ltd. (a) (b)	20,660	2,072,198
		9,862,172
IT Services (7.2%):
Black Knight, Inc. (a)	40,673	2,178,039
Euronet Worldwide, Inc. (a) (b)	21,803	1,826,437
InterXion Holding NV (a)	27,540	1,719,047
See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
WEX, Inc. (a)	5,860	$1,116,213
WNS Holdings Ltd., ADR (a)	32,506	1,696,163
		8,535,899
Materials (4.1%):
Allegheny Technologies, Inc. (a)	63,750	1,601,400
Ashland Global Holdings, Inc.	19,330	1,511,219
Ferro Corp. (a)	80,830	1,685,306
		4,797,925
Semiconductors & Semiconductor Equipment (5.6%):
Advanced Energy Industries, Inc. (a)	9,340	542,561
Cypress Semiconductor Corp.	51,910	808,758
Integrated Device Technology, Inc. (a)	35,550	1,133,334
MKS Instruments, Inc.	12,080	1,156,055
Monolithic Power Systems, Inc.	7,777	1,039,552
Tower Semiconductor Ltd. (a)	39,544	870,363
Versum Materials, Inc.	29,180	1,084,037
		6,634,660
Software (6.4%):
Fair Isaac Corp. (a)	6,750	1,304,910
HubSpot, Inc. (a) (b)	8,610	1,079,694
Proofpoint, Inc. (a)	14,125	1,628,754
RingCentral, Inc., Class A (a)	49,748	3,499,772
		7,513,130
Total Common Stocks (Cost $85,697,544)		116,487,401
Collateral for Securities Loaned (17.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	2,751,006	2,751,006
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	2,501,005	2,501,005
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	5,655,815	5,655,815
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	1,250,355	1,250,355
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	6,501,666	6,501,666
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	2,250,639	2,250,639
Total Collateral for Securities Loaned (Cost $20,910,486)		20,910,486
Total Investments (Cost $106,608,030) — 116.6%		137,397,887
Liabilities in excess of other assets — (16.6)%		(19,593,989)
NET ASSETS — 100.0%		$117,803,898

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

5

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS Small Cap Growth Equity VIP Series
ASSETS:
Investments, at value (Cost $106,608,030)	$137,397,887	(a)
Cash and cash equivalents	1,124,889
Interest and dividends receivable	34,910
Receivable for capital shares issued	500
Receivable for investments sold	1,609,787
Prepaid expenses	2,964
Total Assets	140,170,937
LIABILITIES:
Securities lending collateral	20,910,486
Payable for investments purchased	1,325,075
Payable for capital shares redeemed	32,056
Accrued expenses and other payables:
Investment advisory fees	74,699
Administration fees	6,074
Custodian fees	1,062
Transfer agent fees	51
Chief Compliance Officer fees	141
Trustees' fees	98
Other accrued expenses	17,297
Total Liabilities	22,367,039
NET ASSETS:
Capital	56,740,624
Accumulated net investment income (loss)	(222,838)
Accumulated net realized gains (losses) from investments	30,496,255
Net unrealized appreciation (depreciation) on investments	30,789,857
Net Assets	$117,803,898
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	5,093,370
Net asset value:	$23.13

(a)  Includes $20,498,624 of securities on loan.

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory RS Small Cap Growth Equity VIP Series
Investment Income:
Dividend income	$245,059
Interest income	8,084
Securities lending income	20,527
Total Income	273,670
Expenses:
Investment advisory fees	429,904
Administration fees	33,866
Custodian fees	3,795
Transfer agent fees	200
Trustees' fees	4,520
Chief Compliance Officer fees	485
Legal and audit fees	10,691
Interest expense on interfund lending (See Note 6)	72
Other expenses	12,975
Total Expenses	496,508
Net Investment Income (Loss)	(222,838)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	14,687,927
Net change in unrealized appreciation/depreciation on investments	(586,325)
Net realized/unrealized gains (losses) on investments	14,101,602
Change in net assets resulting from operations	$13,878,764

See notes to financial statements.

7

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(222,838)	$(476,134)
Net realized gains (losses) from investment transactions	14,687,927	18,834,058
Net change in unrealized appreciation/depreciation on investments	(586,325)	15,172,056
Change in net assets resulting from operations	13,878,764	33,529,980
Change in net assets resulting from capital transactions	(7,545,113)	(19,301,445)
Change in net assets	6,333,651	14,228,535
Net Assets:
Beginning of period	111,470,247	97,241,712
End of period	$117,803,898	$111,470,247
Accumulated net investment income (loss)	$(222,838)	$—
Capital Transactions:
Proceeds from shares issued	$3,786,193	$3,530,550
Cost of shares redeemed	(11,331,306)	(22,831,995)
Change in net assets resulting from capital transactions	$(7,545,113)	$(19,301,445)
Share Transactions:
Issued	167,262	198,987
Redeemed	(516,509)	(1,317,237)
Change in Shares	(349,247)	(1,118,250)

See notes to financial statements.

8

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$20.48		$14.82		$14.61		$17.47		$18.87	$14.83
Investment Activities:
Net investment income (loss)	(0.04	)(a)	(0.05	)(a)	(0.05	)(a)	(0.10	)(a)	(0.10)	(0.10)
Net realized and unrealized gains (losses) on investments	2.69		5.71		0.25		0.24		1.98	7.39
Total from Investment Activities	2.65		5.66		0.20		0.14		1.88	7.29
Distributions to Shareholders:
Net investment income	—		—		—		—		—	—
Net realized gains from investments	—		—		—		(3.00)		(3.28)	(3.25)
Total Distributions to Shareholders	—		—		—		(3.00)		(3.28)	(3.25)
Capital Contributions from Prior Custodian, Net (See Note 8)	—		—		0.01		—		—	—
Net Asset Value, End of Period	$23.13		$20.48		$14.82		$14.61		$17.47	$18.87
Total Return (b) (c)	12.94%		38.19%		1.44	%(d)	0.62%		10.13%	50.13%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$117,804		$111,470		$97,242		$106,962		$118,144	$120,565
Ratio of net expenses to average net assets (e)	0.87%		0.87%		0.88%		0.88%		0.86%	0.85%
Ratio of net investment income (loss) to average net assets (e)	(0.39)%		(0.30)%		(0.39)%		(0.54)%		(0.60)%	(0.59)%
Portfolio turnover (c)	35%		71%		91%		88%		95%	101%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

See notes to financial statements.

9

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS Small Cap Growth Equity VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital growth.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a

10

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — QuotedPrices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$116,487,401	$116,487,401
Collateral for Securities Loaned	20,910,486	20,910,486
Total	$137,397,887	$137,397,887

There were no transfers among any levels during the six months ended June 30, 2018.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

11

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$20,498,624	$20,910,486	$411,862

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$40,051,735	$48,358,779

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.75% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.88%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019
$1,642

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The average loans for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2018 was as follows:

Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Interest Paid
Borrower	$—	$654,500	2	1.98%	$72

*For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

For the most recent tax year ended December 31, 2017, there were no distributions paid.

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$411,846	$16,074,061	$16,485,907	$30,698,603	$47,184,510

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund utilized $1,605,196 in capital loss carryforwards.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$107,304,527	$33,793,620	$(3,700,260)	$30,093,360

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

16

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016- December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

17

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011- 2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013)	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

18

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,129.40	$4.59	0.87%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,020.48	$4.36	0.87%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SCGEVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory S&P 500 Index VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Supplemental Information
Trustee and Officer Information	28
Proxy Voting and Form N-Q Information	31
Expense Examples	31
Portfolio Holdings	33
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communications Equipment (1.1%):
Cisco Systems, Inc.	25,405	$1,093,177
F5 Networks, Inc. (a)	326	56,219
Harris Corp.	626	90,482
Juniper Networks, Inc.	1,813	49,712
Motorola Solutions, Inc.	854	99,380
		1,388,970
Consumer Discretionary (12.7%):
Advance Auto Parts, Inc.	390	52,923
Amazon.com, Inc. (a)	2,119	3,601,876
Aptiv PLC	1,402	128,465
AutoZone, Inc. (a)	144	96,614
Best Buy Co., Inc.	1,341	100,012
Booking Holdings, Inc. (a)	257	520,962
BorgWarner, Inc.	1,044	45,059
CarMax, Inc. (a) (b)	954	69,518
Carnival Corp., Class A	2,141	122,701
CBS Corp., Class B	1,820	102,320
Charter Communications, Inc., Class A (a) (b)	981	287,639
Chipotle Mexican Grill, Inc. (a)	130	56,078
Comcast Corp., Class A	24,443	801,975
D.R. Horton, Inc.	1,804	73,964
Darden Restaurants, Inc.	651	69,696
Discovery Communications, Inc., Class A (a) (b)	821	22,578
Discovery Communications, Inc., Class C (a) (b)	1,651	42,101
DISH Network Corp. (a) (b)	1,203	40,433
Dollar General Corp.	1,360	134,096
Dollar Tree, Inc. (a)	1,250	106,250
Expedia, Inc.	645	77,523
Foot Locker, Inc.	639	33,643
Ford Motor Co.	20,580	227,821
Garmin Ltd.	583	35,563
General Motors Co.	6,659	262,364
Genuine Parts Co.	774	71,045
H&R Block, Inc.	1,102	25,104
Hanesbrands, Inc. (b)	1,900	41,838
Harley-Davidson, Inc.	888	37,367
Hasbro, Inc.	596	55,017
Hilton Worldwide Holdings, Inc.	1,493	118,186
Kohl's Corp. (b)	886	64,589
L Brands, Inc.	1,295	47,760
Leggett & Platt, Inc. (b)	697	31,114
Lennar Corp., Class A	1,440	75,600
LKQ Corp. (a)	1,633	52,093
Lowe's Co., Inc.	4,377	418,310
Macy's, Inc.	1,607	60,150
Marriott International, Inc., Class A	1,583	200,408
Mattel, Inc. (b)	1,814	29,786

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	4,204	$658,724
MGM Resorts International	2,688	78,033
Michael Kors Holdings Ltd. (a)	802	53,413
Mohawk Industries, Inc. (a)	334	71,566
Netflix, Inc. (a)	2,288	895,592
Newell Brands, Inc.	2,559	65,997
News Corp., Class A	2,020	31,310
News Corp., Class B	642	10,176
Nike, Inc., Class B	6,844	545,330
Nordstrom, Inc.	616	31,896
Norwegian Cruise Line Holdings Ltd. (a)	1,087	51,361
Omnicom Group, Inc. (b)	1,214	92,592
O'Reilly Automotive, Inc. (a)	441	120,644
PulteGroup, Inc.	1,390	39,963
PVH Corp.	406	60,786
Ralph Lauren Corp.	292	36,710
Ross Stores, Inc.	2,015	170,771
Royal Caribbean Cruises Ltd.	902	93,447
Starbucks Corp.	7,411	362,027
Tapestry, Inc.	1,502	70,158
Target Corp.	2,866	218,161
The Gap, Inc.	1,149	37,216
The Goodyear Tire & Rubber Co.	1,267	29,508
The Home Depot, Inc.	6,158	1,201,427
The Interpublic Group of Co., Inc.	2,027	47,513
The TJX Co., Inc.	3,334	317,330
The Walt Disney Co.	7,930	831,142
Tiffany & Co.	537	70,669
Tractor Supply Co. (b)	660	50,483
TripAdvisor, Inc. (a) (b)	572	31,866
Twenty-First Century Fox, Inc., Class A	5,558	276,177
Twenty-First Century Fox, Inc., Class B	2,316	114,109
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	306	71,439
Under Armour, Inc., Class A (a)	977	21,963
Under Armour, Inc., Class C (a)	972	20,490
VF Corp.	1,736	141,519
Viacom, Inc., Class B	1,861	56,128
Whirlpool Corp.	340	49,718
Wynn Resorts Ltd.	446	74,634
Yum! Brands, Inc.	1,753	137,120
		15,779,649
Consumer Staples (7.3%):
Altria Group, Inc.	10,022	569,149
Archer-Daniels-Midland Co.	2,949	135,153
Brown-Forman Corp., Class B	1,379	67,585
Campbell Soup Co. (b)	1,015	41,148
Church & Dwight Co., Inc.	1,286	68,364
Colgate-Palmolive Co.	4,616	299,163
Conagra Brands, Inc.	2,113	75,497
Constellation Brands, Inc., Class A	904	197,858

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Costco Wholesale Corp.	2,316	$483,998
Coty, Inc., Class A (b)	2,490	35,109
CVS Health Corp.	5,350	344,273
Dr Pepper Snapple Group, Inc.	948	115,656
General Mills, Inc.	3,001	132,824
Hormel Foods Corp. (b)	1,424	52,987
Kellogg Co.	1,313	91,739
Kimberly-Clark Corp.	1,849	194,774
McCormick & Co., Inc. (b)	639	74,182
Molson Coors Brewing Co., Class B	975	66,339
Mondelez International, Inc., Class A	7,843	321,562
Monster Beverage Corp. (a)	2,180	124,914
PepsiCo, Inc.	7,500	816,525
Philip Morris International, Inc.	8,190	661,261
Sysco Corp.	2,532	172,910
The Clorox Co. (b)	682	92,241
The Coca-Cola Co.	20,246	887,990
The Estee Lauder Cos., Inc., Class A (b)	1,184	168,945
The Hershey Co.	743	69,144
The J.M. Smucker Co. (b)	599	64,381
The Kraft Heinz Co.	3,150	197,883
The Kroger Co.	4,240	120,628
The Procter & Gamble Co.	13,294	1,037,729
Tyson Foods, Inc., Class A	1,569	108,026
Walgreens Boots Alliance, Inc.	4,493	269,647
Wal-Mart Stores, Inc. (b)	7,655	655,651
		8,815,235
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp., Class A	1,611	140,399
Corning, Inc.	4,583	126,078
FLIR Systems, Inc.	733	38,094
IPG Photonics Corp. (a)	200	44,126
TE Connectivity Ltd.	1,852	166,791
		515,488
Energy (6.3%):
Anadarko Petroleum Corp.	2,718	199,094
Andeavor	746	97,860
Apache Corp. (b)	2,012	94,061
Baker Hughes, Inc.	2,228	73,591
Cabot Oil & Gas Corp.	2,430	57,834
Chevron Corp.	10,074	1,273,656
Cimarex Energy Co.	503	51,175
Concho Resources, Inc. (a)	786	108,743
ConocoPhillips	6,194	431,226
Devon Energy Corp.	2,774	121,945
EOG Resources, Inc.	3,051	379,636
EQT Corp.	1,291	71,237
Exxon Mobil Corp.	22,345	1,848,601
Halliburton Co.	4,601	207,321

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	574	$36,598
Hess Corp.	1,412	94,449
HollyFrontier Corp.	932	63,777
Kinder Morgan, Inc.	10,005	176,788
Marathon Oil Corp.	4,481	93,474
Marathon Petroleum Corp.	2,502	175,540
National Oilwell Varco, Inc.	2,004	86,974
Newfield Exploration Co. (a)	1,053	31,853
Noble Energy, Inc.	2,596	91,587
Occidental Petroleum Corp.	4,035	337,649
ONEOK, Inc.	2,165	151,182
Phillips 66	2,214	248,654
Pioneer Natural Resources Co.	898	169,938
Schlumberger Ltd.	7,298	489,185
TechnipFMC PLC (b)	2,312	73,383
The Williams Cos., Inc.	4,363	118,281
Valero Energy Corp.	2,284	253,136
		7,708,428
Financials (13.6%):
Affiliated Managers Group, Inc.	287	42,668
Aflac, Inc.	4,110	176,812
American Express Co.	3,799	372,302
American International Group, Inc. (b)	4,741	251,367
Ameriprise Financial, Inc.	772	107,987
Aon PLC	1,298	178,047
Arthur J. Gallagher & Co.	957	62,473
Assurant, Inc.	277	28,667
Bank of America Corp.	50,452	1,422,241
BB&T Corp.	4,099	206,754
Berkshire Hathaway, Inc., Class B (a)	10,149	1,894,311
BlackRock, Inc., Class A	653	325,873
Brighthouse Financial, Inc. (a)	505	20,235
Capital One Financial Corp.	2,564	235,632
CBOE Holdings, Inc.	594	61,818
Chubb Ltd.	2,447	310,818
Cincinnati Financial Corp.	787	52,619
Citigroup, Inc.	13,553	906,967
Citizens Financial Group, Inc. (b)	2,570	99,973
CME Group, Inc.	1,795	294,236
Comerica, Inc.	911	82,828
Discover Financial Services	1,871	131,737
E*TRADE Financial Corp. (a)	1,404	85,869
Everest Re Group Ltd.	215	49,553
Fifth Third BanCorp	3,659	105,013
Franklin Resources, Inc. (b)	1,717	55,030
Hartford Financial Services Group, Inc.	1,883	96,278
Huntington Bancshares, Inc.	5,813	85,800
Intercontinental Exchange, Inc.	3,071	225,872
Invesco Ltd.	2,147	57,024
Jefferies Financial Group, Inc.	1,653	37,589

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	18,098	$1,885,811
KeyCorp	5,593	109,287
Lincoln National Corp.	1,151	71,650
Loews Corp.	1,422	68,654
M&T Bank Corp.	792	134,759
Marsh & McLennan Co., Inc.	2,677	219,434
MetLife, Inc. (b)	5,467	238,361
Moody's Corp.	877	149,581
Morgan Stanley	7,276	344,882
MSCI, Inc.	474	78,414
Nasdaq, Inc.	615	56,131
Northern Trust Corp.	1,122	115,443
People's United Financial, Inc.	1,830	33,105
Principal Financial Group, Inc.	1,421	75,242
Prudential Financial, Inc.	2,225	208,060
Raymond James Financial, Inc.	683	61,026
Regions Financial Corp.	5,920	105,258
S&P Global, Inc.	1,339	273,009
State Street Corp.	1,939	180,502
SunTrust Banks, Inc.	2,470	163,069
SVB Financial Group (a)	279	80,564
Synchrony Financial	3,768	125,776
T. Rowe Price Group, Inc.	1,290	149,756
The Allstate Corp.	1,869	170,584
The Bank of New York Mellon Corp.	5,325	287,177
The Charles Schwab Corp.	6,319	322,901
The Goldman Sachs Group, Inc.	1,863	410,922
The PNC Financial Services Group, Inc.	2,487	335,994
The Progressive Corp.	3,071	181,650
The Travelers Co., Inc.	1,431	175,069
Torchmark Corp.	559	45,508
U.S. Bancorp	8,276	413,966
Unum Group	1,167	43,167
Wells Fargo & Co.	23,150	1,283,435
Willis Towers Watson PLC	697	105,665
XL Group Ltd.	1,355	75,812
Zions BanCorp (b)	1,036	54,587
		16,898,604
Health Care (13.5%):
Abbott Laboratories	9,179	559,827
AbbVie, Inc.	8,406	778,816
ABIOMED, Inc. (a)	222	90,809
Aetna, Inc.	1,724	316,354
Agilent Technologies, Inc.	1,702	105,252
Alexion Pharmaceuticals, Inc. (a)	1,169	145,131
Align Technology, Inc. (a)	380	130,013
Allergan PLC	1,742	290,426
AmerisourceBergen Corp.	857	73,076
Amgen, Inc. (b)	3,525	650,680
Anthem, Inc.	1,349	321,102

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Baxter International, Inc.	2,621	$193,535
Becton, Dickinson & Co.	1,404	336,342
Biogen, Inc. (a)	1,116	323,908
Boston Scientific Corp. (a)	7,250	237,075
Bristol-Myers Squibb Co. (b)	8,609	476,422
Cardinal Health, Inc.	1,660	81,058
Celgene Corp. (a)	3,967	315,059
Centene Corp. (a)	938	115,571
Cerner Corp. (a)	1,666	99,610
Cigna Corp.	1,281	217,706
Danaher Corp.	3,237	319,427
DaVita, Inc. (a)	768	53,330
Dentsply Sirona, Inc. (b)	1,211	53,005
Edwards Lifesciences Corp. (a)	1,108	161,292
Eli Lilly & Co.	5,084	433,818
Envision Healthcare Corp. (a) (b)	638	28,078
Express Scripts Holding Co. (a)	2,976	229,777
Gilead Sciences, Inc.	6,908	489,363
HCA Holdings, Inc.	1,476	151,438
Henry Schein, Inc. (a) (b)	810	58,838
Hologic, Inc. (a) (b)	1,458	57,956
Humana, Inc.	726	216,079
IDEXX Laboratories, Inc. (a)	459	100,034
Illumina, Inc. (a)	775	216,450
Incyte Pharmaceuticals, Inc. (a)	926	62,042
Intuitive Surgical, Inc. (a)	592	283,260
IQVIA Holdings, Inc. (a)	769	76,762
Johnson & Johnson	14,148	1,716,718
Laboratory Corp. of America Holdings (a)	537	96,408
McKesson Corp.	1,088	145,139
Medtronic PLC	7,147	611,856
Merck & Co., Inc.	14,218	863,033
Mettler-Toledo International, Inc. (a)	134	77,536
Mylan NV (a)	2,715	98,120
Nektar Therapeutics (a)	839	40,968
PerkinElmer, Inc. (b)	583	42,693
Perrigo Co. PLC	691	50,381
Pfizer, Inc.	31,392	1,138,902
Quest Diagnostics, Inc.	715	78,607
Regeneron Pharmaceuticals, Inc. (a)	407	140,411
ResMed, Inc.	754	78,099
Stryker Corp.	1,699	286,893
The Cooper Co., Inc.	259	60,982
Thermo Fisher Scientific, Inc.	2,119	438,929
UnitedHealth Group, Inc.	5,103	1,251,971
Universal Health Services, Inc., Class B	459	51,151
Varian Medical Systems, Inc. (a)	481	54,699
Vertex Pharmaceuticals, Inc. (a)	1,339	227,576
Waters Corp. (a) (b)	415	80,340

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	1,071	$119,352
Zoetis, Inc.	2,570	218,938
		16,818,423
Industrials (9.5%):
3M Co.	3,140	617,701
A.O. Smith Corp.	767	45,368
Alaska Air Group, Inc.	649	39,193
Allegion PLC (b)	502	38,835
American Airlines Group, Inc.	2,221	84,309
AMETEK, Inc.	1,220	88,035
Arconic, Inc.	2,240	38,102
C.H. Robinson Worldwide, Inc.	737	61,657
Caterpillar, Inc.	3,152	427,631
Cintas Corp.	455	84,207
CSX Corp.	4,679	298,427
Cummins, Inc.	821	109,193
Deere & Co.	1,707	238,639
Delta Air Lines, Inc.	3,430	169,923
Dover Corp.	814	59,585
Eaton Corp. PLC	2,321	173,472
Emerson Electric Co.	3,348	231,481
Equifax, Inc.	633	79,195
Expeditors International of Washington, Inc.	931	68,056
Fastenal Co. (b)	1,517	73,013
FedEx Corp.	1,300	295,178
Flowserve Corp.	690	27,876
Fluor Corp.	738	36,000
Fortive Corp.	1,615	124,533
Fortune Brands Home & Security, Inc.	801	43,006
General Dynamics Corp.	1,456	271,413
General Electric Co.	45,787	623,161
Honeywell International, Inc.	3,966	571,302
Huntington Ingalls Industries, Inc.	239	51,813
IHS Markit Ltd. (a)	1,909	98,486
Illinois Tool Works, Inc.	1,621	224,573
Ingersoll-Rand PLC	1,318	118,264
J.B. Hunt Transport Services, Inc.	451	54,819
Jacobs Engineering Group, Inc.	635	40,316
Johnson Controls International PLC (b)	4,884	163,370
Kansas City Southern	543	57,536
L3 Technologies, Inc.	413	79,428
Lockheed Martin Corp.	1,310	387,013
Masco Corp.	1,653	61,855
Nielsen Holdings PLC	1,768	54,684
Norfolk Southern Corp.	1,498	226,003
Northrop Grumman Corp.	918	282,469
PACCAR, Inc.	1,856	114,998
Parker-Hannifin Corp.	702	109,407
Pentair PLC (b)	874	36,778
Quanta Services, Inc. (a)	811	27,087

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Raytheon Co.	1,521	$293,827
Republic Services, Inc., Class A	1,188	81,212
Robert Half International, Inc.	655	42,641
Rockwell Automation, Inc.	674	112,039
Rockwell Collins, Inc.	865	116,498
Roper Technologies, Inc.	542	149,543
Snap-on, Inc. (b)	299	48,055
Southwest Airlines Co.	2,852	145,110
Stanley Black & Decker, Inc.	809	107,443
Stericycle, Inc. (a) (b)	451	29,446
Textron, Inc.	1,380	90,956
The Boeing Co.	2,917	978,682
TransDigm Group, Inc. (b)	256	88,356
Union Pacific Corp.	4,151	588,114
United Continental Holdings, Inc. (a)	1,276	88,975
United Parcel Service, Inc., Class B	3,629	385,509
United Rentals, Inc. (a)	446	65,839
United Technologies Corp.	3,922	490,368
Verisk Analytics, Inc., Class A (a)	818	88,049
W.W. Grainger, Inc. (b)	269	82,959
Waste Management, Inc.	2,104	171,139
Xylem, Inc. (b)	949	63,944
		11,516,094
Internet Software & Services (5.3%):
Akamai Technologies, Inc. (a)	897	65,687
Alphabet, Inc., Class A (a)	1,574	1,777,345
Alphabet, Inc., Class C (a)	1,605	1,790,618
eBay, Inc. (a)	4,964	179,995
Facebook, Inc., Class A (a)	12,635	2,455,234
Twitter, Inc. (a)	3,408	148,827
VeriSign, Inc. (a)	446	61,289
		6,478,995
IT Services (4.6%):
Accenture PLC, Class A	3,252	531,994
Alliance Data Systems Corp.	254	59,233
Automatic Data Processing, Inc.	2,338	313,619
Broadridge Financial Solutions, Inc. (b)	622	71,592
Cognizant Technology Solutions Corp., Class A	3,101	244,948
DXC Technology Co.	1,504	121,237
Fidelity National Information Services, Inc.	1,746	185,128
Fiserv, Inc. (a)	2,179	161,442
FleetCor Technologies, Inc. (a)	474	99,848
Gartner, Inc. (a) (b)	479	63,659
Global Payments, Inc.	839	93,540
International Business Machines Corp.	4,518	631,165
Mastercard, Inc., Class A	4,868	956,660
Paychex, Inc.	1,686	115,238
PayPal Holdings, Inc. (a)	5,949	495,373
The Western Union Co. (b)	2,422	49,239

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Total System Services, Inc.	872	$73,701
Visa, Inc., Class A (b)	9,506	1,259,071
		5,526,687
Materials (2.6%):
Air Products & Chemicals, Inc.	1,155	179,868
Albemarle Corp. (b)	583	54,994
Avery Dennison Corp.	464	47,374
Ball Corp.	1,846	65,625
CF Industries Holdings, Inc.	1,230	54,612
DowDuPont, Inc.	12,340	813,453
Eastman Chemical Co.	754	75,370
Ecolab, Inc.	1,371	192,392
FMC Corp.	708	63,161
Freeport-McMoRan, Inc.	7,101	122,563
International Flavors & Fragrances, Inc.	416	51,567
International Paper Co. (b)	2,178	113,431
Lyondellbasell Industries NV, Class A (b)	1,706	187,404
Martin Marietta Materials, Inc. (b)	331	73,922
Newmont Mining Corp.	2,813	106,078
Nucor Corp.	1,677	104,813
Packaging Corp. of America	498	55,671
PPG Industries, Inc.	1,342	139,206
Praxair, Inc.	1,514	239,439
Sealed Air Corp.	883	37,483
The Mosaic Co.	1,849	51,864
The Sherwin-Williams Co.	436	177,701
Vulcan Materials Co. (b)	699	90,213
WestRock Co.	1,345	76,693
		3,174,897
Real Estate (2.9%):
Alexandria Real Estate Equities, Inc. (b)	534	67,375
American Tower Corp.	2,325	335,195
Apartment Investment & Management Co., Class A	830	35,109
AvalonBay Communities, Inc.	728	125,136
Boston Properties, Inc.	814	102,092
CBRE Group, Inc., Class A (a)	1,593	76,050
Crown Castle International Corp.	2,187	235,802
Digital Realty Trust, Inc.	1,083	120,841
Duke Realty Investments, Inc.	1,883	54,663
Equinix, Inc.	418	179,694
Equity Residential	1,942	123,686
Essex Property Trust, Inc.	348	83,196
Extra Space Storage, Inc.	665	66,374
Federal Realty Investment Trust	386	48,848
Ggp US	3,331	68,052
HCP, Inc.	2,476	63,930
Host Hotels & Resorts, Inc.	3,871	81,562
Iron Mountain, Inc.	1,484	51,955
Kimco Realty Corp.	2,244	38,126

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc.	599	$60,301
Prologis, Inc.	2,811	184,655
Public Storage	790	179,219
Realty Income Corp. (b)	1,499	80,631
Regency Centers Corp.	784	48,671
SBA Communications Corp. (a)	614	101,384
Simon Property Group, Inc.	1,641	279,282
SL Green Realty Corp.	476	47,852
The Macerich Co.	572	32,507
UDR, Inc.	1,414	53,082
Ventas, Inc.	1,878	106,952
Vornado Realty Trust	912	67,415
Welltower, Inc.	1,953	122,434
Weyerhaeuser Co.	3,983	145,220
		3,467,291
Semiconductors & Semiconductor Equipment (4.0%):
Advanced Micro Devices, Inc. (a)	4,344	65,117
Analog Devices, Inc.	1,950	187,044
Applied Materials, Inc.	5,541	255,939
Broadcom, Inc.	2,165	525,316
Intel Corp.	24,680	1,226,843
KLA-Tencor Corp.	826	84,690
Lam Research Corp.	859	148,478
Microchip Technology, Inc. (b)	1,236	112,414
Micron Technology, Inc. (a)	6,098	319,779
Nvidia Corp.	3,190	755,711
Qorvo, Inc. (a)	667	53,473
QUALCOMM, Inc.	7,807	438,129
Skyworks Solutions, Inc.	962	92,977
Texas Instruments, Inc.	5,188	571,977
Xilinx, Inc.	1,344	87,709
		4,925,596
Software (5.9%):
Activision Blizzard, Inc.	4,001	305,356
Adobe Systems, Inc. (a)	2,592	631,956
ANSYS, Inc. (a)	442	76,988
Autodesk, Inc. (a)	1,162	152,327
CA, Inc.	1,649	58,787
Cadence Design Systems, Inc. (a)	1,492	64,619
Citrix Systems, Inc. (a) (b)	682	71,501
Electronic Arts, Inc. (a)	1,618	228,170
Intuit, Inc.	1,283	262,123
Microsoft Corp.	40,604	4,003,959
Oracle Corp.	15,936	702,140
Red Hat, Inc. (a)	933	125,367
Salesforce.com, Inc. (a)	3,650	497,860
Symantec Corp.	3,269	67,505
Synopsys, Inc. (a)	784	67,087
Take-Two Interactive Software, Inc. (a)	603	71,371
		7,387,116
See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Technology Hardware, Storage & Peripherals (4.6%):
Apple, Inc.	26,757	$4,952,989
Hewlett Packard Enterprises Co.	8,263	120,722
HP, Inc.	8,635	195,928
NetApp, Inc.	1,413	110,963
Seagate Technology PLC (b)	1,502	84,818
Western Digital Corp.	1,569	121,456
Xerox Corp.	1,128	27,072
		5,613,948
Telecommunication Services (2.0%):
AT&T, Inc.	38,288	1,229,428
CenturyLink, Inc.	5,130	95,623
Verizon Communications, Inc.	21,769	1,095,198
		2,420,249
Utilities (2.9%):
AES Corp.	3,483	46,707
Alliant Energy Corp.	1,220	51,630
Ameren Corp.	1,280	77,888
American Electric Power Co., Inc.	2,595	179,704
American Water Works Co., Inc.	942	80,428
CenterPoint Energy, Inc.	2,273	62,985
CMS Energy Corp. (b)	1,489	70,400
Consolidated Edison, Inc.	1,637	127,653
Dominion Resources, Inc.	3,436	234,266
DTE Energy Co.	946	98,034
Duke Energy Corp.	3,692	291,964
Edison International	1,718	108,698
Entergy Corp.	953	76,993
Evergy, Inc.	1,436	80,631
Eversource Energy	1,671	97,937
Exelon Corp.	5,089	216,791
FirstEnergy Corp.	2,358	84,676
NextEra Energy, Inc.	2,481	414,402
NiSource, Inc. (b)	1,779	46,752
NRG Energy, Inc.	1,591	48,844
PG&E Corp.	2,716	115,593
Pinnacle West Capital Corp.	590	47,530
PPL Corp. (b)	3,660	104,493
Public Service Enterprise Group, Inc.	2,662	144,121
SCANA Corp. (b)	752	28,967
Sempra Energy	1,346	156,284
The Southern Co. (b)	5,316	246,184
WEC Energy Group, Inc.	1,664	107,578
Xcel Energy, Inc.	2,679	122,377
		3,570,510
Total Common Stocks (Cost $40,160,874)		122,006,180

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (4.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	712,573	$712,573
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	647,816	647,816
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	1,464,984	1,464,984
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	323,870	323,870
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	1,684,078	1,684,078
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	582,966	582,966
Total Collateral for Securities Loaned (Cost $5,416,287)		5,416,287
Total Investments (Cost $45,577,161) — 103.6%		127,422,467
Liabilities in excess of other assets — (3.6)%		(4,382,333)
NET ASSETS — 100.0%		$123,040,134

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	7	9/21/18	$970,988	$952,560	$(18,428)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(18,428)
	Total net unrealized depreciation				$(18,428)

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory S&P 500 Index VIP Series
ASSETS:
Investments, at value (Cost $45,577,161)	$127,422,467	(a)
Cash and cash equivalents	824,305
Deposits with broker for futures contracts	193,466
Interest and dividends receivable	102,866
Receivable for capital shares issued	10,511
Variation margin receivable on open futures contracts	735
Receivable from Adviser	8,536
Prepaid expenses	3,420
Total Assets	128,566,306
LIABILITIES:
Securities lending collateral	5,416,287
Payable for capital shares redeemed	32,038
Accrued expenses and other payables:
Investment advisory fees	25,746
Administration fees	6,282
Custodian fees	1,696
Transfer agent fees	88
Chief Compliance Officer fees	155
Trustees' fees	34
Other accrued expenses	43,846
Total Liabilities	5,526,172
NET ASSETS:
Capital	32,404,244
Accumulated net investment income (loss)	1,040,345
Accumulated net realized gains (losses) from investments	7,768,667
Net unrealized appreciation (depreciation) on investments	81,826,878
Net Assets	$123,040,134
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	6,300,085
Net asset value:	$19.53

(a)  Includes $6,472,099 of securities on loan.

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory S&P 500 Index VIP Series
Investment Income:
Dividend income	$1,207,501
Interest income	4,741
Securities lending income	4,934
Total Income	1,217,176
Expenses:
Investment advisory fees	157,909
Administration fees	37,078
Custodian fees	3,504
Transfer agent fees	254
Trustees' fees	5,114
Chief Compliance Officer fees	549
Legal and audit fees	15,121
Interest expense on interfund lending (See Note 6)	19
Other expenses	21,934
Total Expenses	241,482
Expenses waived/reimbursed by Adviser	(64,651)
Net Expenses	176,831
Net Investment Income (Loss)	1,040,345
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	5,321,833
Net realized gains (losses) from futures transactions	54,773
Net change in unrealized appreciation/depreciation on investments	(3,197,245)
Net change in unrealized appreciation/depreciation on futures transactions	(35,970)
Net realized/unrealized gains (losses) on investments	2,143,391
Change in net assets resulting from operations	$3,183,736

See notes to financial statements.

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory S&P 500 Index VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,040,345	$2,136,011
Net realized gains (losses) from investment transactions	5,376,606	8,589,741
Net change in unrealized appreciation/depreciation on investments	(3,233,215)	13,782,820
Change in net assets resulting from operations	3,183,736	24,508,572
Distributions to Shareholders:
From net investment income	—	(2,216,230)
From net realized gains	—	(272,843)
Change in net assets resulting from distributions to shareholders	—	(2,489,073)
Change in net assets resulting from capital transactions	(9,224,442)	(13,095,982)
Change in net assets	(6,040,706)	8,923,517
Net Assets:
Beginning of period	129,080,840	120,157,323
End of period	$123,040,134	$129,080,840
Accumulated net investment income (loss)	$1,040,345	$—
Capital Transactions:
Proceeds from shares issued	$2,071,052	$7,683,257
Distributions reinvested	—	2,489,073
Cost of shares redeemed	(11,295,494)	(23,268,312)
Change in net assets resulting from capital transactions	$(9,224,442)	$(13,095,982)
Share Transactions:
Issued	106,321	440,557
Reinvested	—	130,083
Redeemed	(580,188)	(1,316,648)
Change in Shares	(473,867)	(746,008)

See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$19.06	$15.98	$14.84		$14.97	$13.43	$10.35
Investment Activities:
Net investment income (loss)	0.16 (a)	0.30 (a)	0.28	(a)	0.27 (a)	0.24 (a)	0.23
Net realized and unrealized gains (losses) on investments	0.31	3.15	1.46		(0.12)	1.56	3.08
Total from Investment Activities	0.47	3.45	1.74		0.15	1.80	3.31
Distributions to Shareholders:
Net investment income	—	(0.33)	(0.32)		(0.28)	(0.26)	(0.23)
Net realized gains from investments	—	(0.04)	(0.28)		—	—	—
Total Distributions to Shareholders	—	(0.37)	(0.60)		(0.28)	(0.26)	(0.23)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$19.53	$19.06	$15.98		$14.84	$14.97	$13.43
Total Return (c) (d)	2.47%	21.60%	11.75	%(e)	1.03%	13.42%	32.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$123,040	$129,081	$120,157		$118,752	$129,723	$133,040
Ratio of net expenses to average net assets (f)	0.28%	0.28%	0.28%		0.28%	0.28%	0.28%
Ratio of net investment income (loss) to average net assets (f)	1.65%	1.70%	1.84%		1.75%	1.73%	1.80%
Ratio of gross expenses to average net assets (f) (g)	0.38%	0.41%	0.37%		0.39%	0.37%	0.36%
Portfolio turnover (d)	1%	3%	4%		3%	3%	2%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory S&P 500 Index VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Common Stocks	$122,006,180	$—	$122,006,180	$—
Collateral for Securities Loaned	5,416,287	—	5,416,287	—
Futures Contracts	—	(18,428)	—	(18,428)
Total	$127,422,467	$(18,428)	$127,422,467	$(18,428)

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers among any levels during the six months ended June 30, 2018.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018:

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$(18,428)

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2018

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Transactions	Net Change in Unrealized Appreciation/Depreciation on Futures Transactions
Equity Risk Exposure	$54,773	$(35,970)

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral of greater than 90 days maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$6,472,099	$5,416,287	$1,210,430	$154,618

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$1,393,821	$9,181,682

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.25% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 0.28%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021
$36,542	$167,384	$64,651

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The average loans for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2018 was as follows:

Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate	Interest Paid
Borrower	$—	$341,000	1	2.00%	$19

*For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

	Year Ended December 31, 2017
	Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$2,216,230	$272,843	$2,489,073

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$191,351	$7,113,062	$7,304,413	$80,147,741	$87,452,154

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$50,203,221	$83,066,909	$(5,866,091)	$77,200,818

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016- December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011- 2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,024.70	$1.41	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,023.41	$1.40	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SPIVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Supplemental Information
Trustee and Officer Information	23
Proxy Voting and Form N-Q Information	26
Expense Examples	26
Portfolio Holdings	28
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.1%)
Argentina (0.7%):
Financials (0.4%):
Banco Macro SA, ADR	3,078	$180,956
Utilities (0.3%):
Pampa Energia SA, ADR (b)	4,991	178,528
		359,484
Austria (0.5%):
Financials (0.5%):
Erste Group Bank AG	6,950	289,721
Brazil (4.3%):
Financials (1.0%):
Banco Bradesco SA, ADR	35,385	242,741
Banco BTG Pactual SA	67,600	322,736
		565,477
Materials (2.2%):
Suzano Papel e Celulose SA	31,100	360,921
Vale SA, ADR (c)	63,036	808,121
		1,169,042
Telecommunication Services (0.4%):
TIM Participacoes SA	67,400	229,247
Utilities (0.7%):
Energisa SA	15,500	117,000
Engie Brasil Energia SA	32,500	287,090
		404,090
		2,367,856
Chile (0.4%):
Energy (0.4%):
Geopark Ltd. (b)	10,671	220,249
China (28.5%):
Consumer Discretionary (1.1%):
JNBY Design Ltd.	106,000	242,180
Tianneng Power International Ltd.	234,000	363,235
		605,415
Consumer Staples (1.7%):
Ausnutria Dairy Corp. Ltd. (c)	184,000	200,152
Chlitina Holding Ltd.	31,000	301,478
Want Want China Holdings Ltd.	480,000	426,840
		928,470

See notes to financial statements.

3

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (2.0%):
China Petroleum & Chemical Corp., Class H	610,000	$546,036
PetroChina Co. Ltd.	716,000	545,473
		1,091,509
Financials (6.5%):
China Construction Bank Corp.	1,550,638	1,418,934
Industrial & Commercial Bank of China Ltd.	1,147,000	855,501
Ping An Insurance Group Co. of China Ltd.	136,500	1,250,054
		3,524,489
Health Care (0.4%):
3SBio, Inc. (d)	94,000	212,414
Industrials (0.6%):
Lonking Holdings Ltd.	695,000	318,302
Information Technology (15.0%):
AAC Technologies Holdings, Inc. (c)	23,000	323,003
Alibaba Group Holding Ltd., ADR (b) (c)	14,546	2,698,719
Baidu, Inc., ADR (b)	5,063	1,230,309
Chinasoft International Ltd.	346,000	269,036
Tencent Holdings Ltd.	63,530	3,190,266
Weibo Corp., ADR (b) (c)	2,929	259,978
YY, Inc., ADR (b)	2,285	229,574
		8,200,885
Materials (0.5%):
Anhui Conch Cement Co. Ltd.	52,000	296,558
Real Estate (0.7%):
China Sce Property Holdings	788,000	372,367
		15,550,409
Colombia (0.6%):
Financials (0.6%):
Banco Davivienda SA	27,863	351,944
Cyprus (0.6%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	30,366	309,611
Hong Kong (6.1%):
Consumer Discretionary (3.6%):
China Maple Leaf Educational Systems Ltd.	206,000	369,928
Haier Electronics Group Co. Ltd.	130,000	443,535
Melco International Development Ltd.	124,000	380,392
Shangri-La Asia Ltd.	184,000	344,718
Xinyi Glass Holdings Ltd.	336,000	407,560
		1,946,133
Health Care (1.0%):
Sino Biopharmaceutical Ltd.	352,500	538,354

See notes to financial statements.

4

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.5%):
Nine Dragons Paper Holdings Ltd.	238,000	$301,984
Real Estate (1.0%):
Shimao Property Holdings Ltd.	215,500	561,866
		3,348,337
Hungary (0.7%):
Financials (0.7%):
OTP Bank Public Co. Ltd.	9,984	361,251
India (8.0%):
Consumer Discretionary (1.3%):
Apollo Tyres Ltd.	57,044	212,219
Mahindra & Mahindra Ltd.	40,163	526,386
		738,605
Energy (0.6%):
Indian Oil Corp. Ltd.	135,682	309,918
Financials (2.3%):
Edelweiss Financial Services Ltd.	85,406	367,053
Shriram Transport Finance Co. Ltd.	14,240	270,250
Yes Bank Ltd.	122,905	610,764
		1,248,067
Health Care (0.9%):
Cipla Ltd.	55,584	499,331
Industrials (1.2%):
Larsen & Toubro Ltd.	35,269	656,689
Information Technology (0.6%):
HCL Technologies Ltd.	24,376	329,395
Real Estate (0.4%):
Sobha Ltd.	33,964	219,017
Utilities (0.7%):
Power Grid Corp. of India Ltd.	142,786	389,602
		4,390,624
Indonesia (2.6%):
Consumer Discretionary (0.6%):
PT Sri Rejeki Isman TBK	13,367,300	320,471
Energy (0.8%):
PT United Tractors TBK	202,600	446,263
Financials (0.9%):
PT Bank Negara Indonesia Persero TBK	502,600	247,044
PT Bank Tabungan Negara Persero TBK	1,364,400	232,938
		479,982
Materials (0.3%):
PT Indah Kiat Pulp & Paper Corp. TBK (b)	149,500	193,927
		1,440,643

See notes to financial statements.

5

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Korea, Republic Of (15.0%):
Consumer Discretionary (2.1%):
LG Electronics, Inc.	5,669	$422,125
Lotte Himart Co. Ltd.	7,714	545,921
Modetour Network, Inc.	7,458	181,910
		1,149,956
Consumer Staples (0.9%):
Orion Corp.	3,658	488,440
Energy (1.2%):
SK Innovation Co. Ltd.	3,660	662,989
Financials (2.1%):
KB Financial Group, Inc.	13,225	622,580
Korea Investment Holdings Co. Ltd.	6,676	503,413
		1,125,993
Industrials (0.4%):
Doosan Infracore Co. Ltd. (b)	27,827	241,053
Information Technology (5.2%):
Samsung Electronics Co. Ltd.	45,199	1,893,537
SK Hynix, Inc.	12,001	921,271
		2,814,808
Materials (3.1%):
LG Chem Ltd.	1,606	480,733
Lotte Fine Chemical Co. Ltd.	5,288	308,223
POSCO, ADR	7,060	523,287
SKCKOLONPI, Inc.	8,149	361,542
		1,673,785
		8,157,024
Luxembourg (1.0%):
Materials (1.0%):
Ternium SA, ADR	16,101	560,637
Malaysia (1.2%):
Financials (0.7%):
CIMB Group Holdings Berhad	283,400	382,232
Industrials (0.5%):
Malaysia Airports Holdings Berhad	136,700	297,909
		680,141
Mexico (1.8%):
Financials (0.8%):
Banco del Bajio SA (d)	205,945	428,786
Industrials (0.4%):
Promotora y Operadora de Infraestructura SAB de CV	25,313	226,212

See notes to financial statements.

6

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	47,766	$309,972
		964,970
Philippines (0.7%):
Consumer Discretionary (0.7%):
Bloomberry Resorts Corp.	2,223,600	406,052
Poland (0.5%):
Financials (0.5%):
Bank Pekao SA	8,876	267,302
Russian Federation (3.8%):
Energy (2.0%):
LUKOIL PJSC, ADR	15,889	1,090,784
Financials (1.2%):
Sberbank of Russia PJSC, ADR	46,893	672,828
Utilities (0.6%):
Inter RAO UES PJSC	4,522,000	296,434
		2,060,046
South Africa (6.2%):
Consumer Discretionary (2.6%):
Naspers Ltd.	5,567	1,404,453
Consumer Staples (0.4%):
Astral Foods Ltd.	10,965	228,342
Financials (1.7%):
Barclays Africa Group Ltd.	46,242	537,242
Capitec Bank Holdings Ltd.	6,009	378,785
		916,027
Industrials (0.7%):
KAP Industrial Holdings Ltd.	696,788	379,319
Materials (0.8%):
Mondi Ltd.	7,445	201,770
PPC Ltd. (b)	454,160	240,074
		441,844
		3,369,985
Taiwan (10.3%):
Consumer Staples (0.5%):
TCI Co. Ltd.	17,265	266,107
Financials (2.3%):
Cathay Financial Holding Co. Ltd.	414,000	729,376
CTBC Financial Holding Co. Ltd.	726,000	521,755
		1,251,131

See notes to financial statements.

7

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (6.5%):
ASPEED Technology, Inc.	18,000	$471,369
Globalwafers Co. Ltd.	12,000	198,714
Largan Precision Co. Ltd.	2,000	293,878
MediaTek, Inc.	63,000	618,546
Taiwan Semiconductor Manufacturing Co. Ltd.	239,259	1,699,359
Win Semiconductors Corp.	35,000	250,675
		3,532,541
Telecommunication Services (1.0%):
Far EasTone Telecommunications Co. Ltd.	219,000	565,834
		5,615,613
Thailand (1.8%):
Energy (0.5%):
Banpu PCL	431,400	253,824
Materials (0.4%):
Indorama Ventures	140,800	232,559
Real Estate (0.9%):
Quality Houses PCL, Series F	5,269,000	489,239
		975,622
Turkey (1.8%):
Consumer Discretionary (0.4%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	49,873	231,503
Financials (0.8%):
Turkiye Garanti Bankasi AS	223,461	407,898
Industrials (0.3%):
Pegasus Hava Tasimaciligi AS (b)	31,996	171,830
Materials (0.3%):
Anadolu CAM Sanayii AS	271,619	170,343
		981,574
United Arab Emirates (0.7%):
Financials (0.7%):
National Bank of Abu Dhabi PJSC	107,518	355,863
United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	31,943	709,032
Total Common Stocks (Cost $46,999,796)		54,093,990
Collateral for Securities Loaned (5.9%)
United States (5.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (e)	422,864	422,864
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (e)	384,436	384,436
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (e)	869,370	869,371
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (e)	192,195	192,195

See notes to financial statements.

8

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (e)	999,388	$999,389
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (e)	345,952	345,952
Total Collateral for Securities Loaned (Cost $3,214,206)		3,214,207
Total Investments (Cost $50,214,003) — 105.0%		57,308,197
Liabilities in excess of other assets — (5.0)%		(2,743,569)
NET ASSETS — 100.0%		$54,564,628

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Argentina, Brazil, Chile, Luxembourg, Mexico and Colombia were fair valued at June 30, 2018. See Note 2 for further information.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $641,200 and amounted to 1.2% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory Sophus Emerging Markets VIP Series
ASSETS:
Investments, at value (Cost $50,214,003)	$57,308,197	(a)
Foreign currency, at value (Cost $32,018)	32,040
Cash and cash equivalents	118,045
Unrealized appreciation on foreign currency spot contracts	432
Interest and dividends receivable	285,049
Receivable for capital shares issued	189
Receivable for investments sold	772,068
Reclaims receivable	542
Prepaid expenses	1,709
Total Assets	58,518,271
LIABILITIES:
Securities lending collateral	3,214,207
Accrued foreign capital gains taxes	4,504
Payable for investments purchased	628,858
Payable for capital shares redeemed	27,657
Accrued expenses and other payables:
Investment advisory fees	47,403
Administration fees	2,892
Custodian fees	9,251
Transfer agent fees	83
Chief Compliance Officer fees	69
Other accrued expenses	18,719
Total Liabilities	3,953,643
NET ASSETS:
Capital	37,497,764
Accumulated net investment income (loss)	749,146
Accumulated net realized gains (losses) from investments	9,229,713
Net unrealized appreciation (depreciation) on investments	7,088,005
Net Assets	$54,564,628
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	3,042,648
Net asset value:	$17.93

(a)  Includes $3,100,925 of securities on loan.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory Sophus Emerging Markets VIP Series
Investment Income:
Dividend income	$786,096
Interest income	1,550
Securities lending income	6,717
Foreign tax withholding	(85,702)
Total Income	708,661
Expenses:
Investment advisory fees	312,500
Administration fees	18,442
Custodian fees	29,691
Transfer agent fees	205
Trustees' fees	2,548
Chief Compliance Officer fees	272
Legal and audit fees	14,519
Interest expense on interfund lending (See Note 6)	9
Other expenses	18,417
Total Expenses	396,603
Net Investment Income (Loss)	312,058
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	5,239,843
Net realized gains (losses) from foreign capital gains taxes	(53,558)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,955,526)
Net change in unrealized appreciation/depreciation on foreign capital gains taxes	29,947
Net realized/unrealized gains (losses) on investments	(2,739,294)
Change in net assets resulting from operations	$(2,427,236)

See notes to financial statements.

11

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$312,058	$589,559
Net realized gains (losses) from investment transactions	5,186,285	9,014,684
Net change in unrealized appreciation/depreciation on investments	(7,925,579)	10,215,009
Change in net assets resulting from operations	(2,427,236)	19,819,252
Distributions to Shareholders:
From net investment income	—	(505,562)
Change in net assets resulting from distributions to shareholders	—	(505,562)
Change in net assets resulting from capital transactions	(5,557,653)	(5,398,302)
Change in net assets	(7,984,889)	13,915,388
Net Assets:
Beginning of period	62,549,517	48,634,129
End of period	$54,564,628	$62,549,517
Accumulated net investment income (loss)	$749,146	$437,088
Capital Transactions:
Proceeds from shares issued	$2,641,694	$4,463,681
Distributions reinvested	—	505,562
Cost of shares redeemed	(8,199,347)	(10,367,545)
Change in net assets resulting from capital transactions	$(5,557,653)	$(5,398,302)
Share Transactions:
Issued	133,902	271,586
Reinvested	—	27,283
Redeemed	(419,911)	(637,452)
Change in Shares	(286,009)	(338,583)

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$18.79	$13.26	$11.99		$13.81	$14.79	$18.02
Investment Activities:
Net investment income (loss)	0.10 (a)	0.17 (a)	0.12	(a)	0.13 (a)	0.14	0.14
Net realized and unrealized gains (losses) on investments	(0.96)	5.51	1.14		(1.89)	(0.70)	(0.94)
Total from Investment Activities	(0.86)	5.68	1.26		(1.76)	(0.56)	(0.80)
Distributions to Shareholders:
Net investment income	—	(0.15)	(0.12)		(0.06)	(0.15)	(0.04)
Net realized gains from investments	—	—	—		—	(0.27)	(2.51)
Total Distributions to Shareholders	—	(0.15)	(0.12)		(0.06)	(0.42)	(2.55)
Increase from Contribution by Adviser	—	—	—		—	—	0.12
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.13		—	—	—
Net Asset Value, End of Period	$17.93	$18.79	$13.26		$11.99	$13.81	$14.79
Total Return (b) (c)	(4.58)%	42.88%	11.57	%(d)	(12.74)%	(3.71)%	(3.47)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$54,565	$62,550	$48,634		$48,426	$62,782	$74,908
Ratio of net expenses to average net assets (e)	1.27%	1.33%	1.34%		1.35%	1.35%	1.33%
Ratio of net investment income (loss) to average net assets (e)	1.00%	1.03%	0.98%		0.92%	0.94%	0.91%
Ratio of gross expenses to average net assets (e) (f)	1.27%	1.33%	1.35%		1.35%	1.35%	1.33%
Portfolio turnover (c)	41%	99%	102%		123%	135%	248%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.95% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory Sophus Emerging Markets VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Victory Sophus Emerging Markets VIP Series
Common Stocks	$11,074,111	$43,019,880	$54,093,991
Collateral for Securities Loaned	3,214,206	—	3,214,206
Total	$14,288,317	$43,019,880	$57,308,197

There were no transfers among any levels during the six months ended June 30, 2018.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$3,100,925	$3,214,207	$113,282

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$25,387,999	$30,542,090

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 1.00% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2019. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limit (excluding voluntary waivers) is 1.35%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2018, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2018, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019
$8,198

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to foreign securities risk. Foreign securities are (including ADRs and other depository receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

The Fund will be subject to emerging market risk. Risk of investment in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards and less developed legal systems.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date on July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The average loans for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2018 was as follows:

Fund	Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Interest Paid
Sophus Emerging Markets VIP Series	Borrower	$—	$132,000	1	2.35%	$9

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2017
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$505,562	$—	$505,562

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$437,088	$4,140,978	$4,578,066	$14,916,034	$19,494,100

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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During the most recent tax year ended December 31, 2017, the Fund utilized $4,953,197 in capital loss carryforwards that were not subject to expiration.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$50,317,634	$10,207,169	$(3,216,606)	$6,990,563

8.  Capital Contribution from Prior Custodian:

The Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100.0%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2018

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11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

22

Victory Variable Insurance Funds	Supplemental Information June 30, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013)	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$954.20	$6.15	1.27%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,018.50	$6.36	1.27%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

28

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SEMVIP-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory Variable Insurance Funds

Diversified Stock Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information
Trustee and Officer Information	15
Proxy Voting and Form N-Q Information	17
Expense Examples	17
Portfolio Holdings	18
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Variable Insurance Diversified Stock Fund.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Variable Insurance Funds  Schedule of Portfolio Investments

Victory Variable Insurance Diversified Stock Fund  June 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%):
Consumer Discretionary (17.4%):
Amazon.com, Inc. (a)	495	$841
Burlington Stores, Inc. (a)	2,548	384
Comcast Corp., Class A	10,182	334
D.R. Horton, Inc.	11,414	468
Dollar General Corp.	5,244	517
Lear Corp.	2,751	511
LGI Homes, Inc. (a) (b)	3,419	197
Magna International, Inc., ADR	6,417	373
Meritage Homes Corp. (a)	4,616	203
O'Reilly Automotive, Inc. (a)	1,281	350
PulteGroup, Inc.	16,055	462
Ross Stores, Inc.	6,135	520
The Home Depot, Inc. (b)	1,123	219
The TJX Co., Inc.	1,944	185
Toll Brothers, Inc.	10,291	381
		5,945
Consumer Staples (3.9%):
Costco Wholesale Corp.	1,400	293
CVS Health Corp.	6,810	438
Sysco Corp. (b)	2,672	182
Wal-Mart Stores, Inc.	4,903	420
		1,333
Energy (7.6%):
Callon Petroleum Co. (a)	16,520	177
Chevron Corp.	6,059	766
EOG Resources, Inc. (b)	3,171	395
Laredo Petroleum, Inc. (a) (b)	14,485	139
Newfield Exploration Co. (a)	11,315	342
Occidental Petroleum Corp.	4,136	346
Phillips 66	3,656	411
		2,576
Financials (16.6%):
Ameriprise Financial, Inc.	3,087	432
Bank of America Corp.	19,924	562
Berkshire Hathaway, Inc., Class B (a)	3,641	680
Cathay General Bancorp	4,982	202
E*TRADE Financial Corp. (a)	7,053	431
Essent Group Ltd. (a)	11,854	425
FCB Financial Holdings, Inc. (a)	6,724	395
JPMorgan Chase & Co.	4,936	514
Northern Trust Corp.	4,685	482
Regions Financial Corp.	18,400	327
TD Ameritrade Holding Corp.	5,890	323
Western Alliance BanCorp (a)	8,381	474
Zions BanCorp(b)	7,423	391
		5,638
Health Care (11.0%):
AbbVie, Inc.	3,712	344
Align Technology, Inc. (a)	569	195
Cigna Corp.	1,999	340

See notes to financial statements.
2

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Victory Variable Insurance Diversified Stock Fund  June 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Express Scripts Holding Co. (a)	6,276	$484
Innoviva, Inc. (a)	15,976	220
Johnson & Johnson	2,781	338
McKesson Corp.	1,781	238
Merck & Co., Inc.	4,581	278
Novartis AG, ADR	2,399	181
Pfizer, Inc.	7,624	277
UnitedHealth Group, Inc.	3,488	855
		3,750
Industrials (9.5%):
Allison Transmission Holdings, Inc.	11,350	459
Cummins, Inc.	1,278	170
FedEx Corp.	2,330	529
Norfolk Southern Corp.	3,448	520
PACCAR, Inc.	2,835	176
Patrick Industries, Inc. (a) (b)	3,960	225
SkyWest, Inc.	5,165	268
United Rentals, Inc. (a)	1,840	272
United Technologies Corp.	2,229	279
Universal Forest Products, Inc.	8,821	323
		3,221
Information Technology (23.6%):
Alphabet, Inc., Class C (a)	1,145	1,278
Apple, Inc.	8,673	1,605
DXC Technology Co.	3,488	281
Entegris, Inc.	5,773	196
Facebook, Inc., Class A (a)	5,328	1,036
Intel Corp.	3,869	192
Micron Technology, Inc. (a)	3,775	198
Microsoft Corp.	14,318	1,412
MKS Instruments, Inc.	3,003	287
ON Semiconductor Corp. (a) (b)	20,513	456
Perspecta, Inc.	1,758	36
Vishay Intertechnology, Inc.	9,603	223
YY, Inc., ADR (a)	3,414	343
Zebra Technologies Corp., Class A (a)	3,598	515
		8,058
Materials (4.8%):
Louisiana Pacific Corp.	16,630	453
Packaging Corp. of America	3,191	357
Reliance Steel & Aluminum Co.	3,721	326
Steel Dynamics, Inc.	10,934	502
		1,638
Telecommunication Services (2.8%):
AT&T, Inc.	10,410	334
Verizon Communications, Inc.	12,067	607
		941
Total Common Stocks (Cost $28,803)		33,100
Exchange-Traded Funds (1.3%):
SPDR S&P 500 ETF Trust	1,595	433
Total Exchange-Traded Funds (Cost $423)		433

See notes to financial statements.
3

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Victory Variable Insurance Diversified Stock Fund  June 30, 2018

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (5.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	259,160	$259
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	235,609	236
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	532,809	533
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	117,790	118
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	612,493	612
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	212,023	212
Total Collateral for Securities Loaned (Cost $1,970)		1,970
Total Investments (Cost $31,196) — 104.3%		35,503
Other assets in excess of liabilities — (4.3%)		(1,466)
NET ASSETS — 100.0%		$34,037

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

See notes to financial statements.
4

  Statement of Assets and Liabilities

Victory Variable Insurance Funds  June 30, 2018

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Variable Insurance Diversified Stock Fund
ASSETS:
Investments, at value (Cost $31,196)	$35,503	(a)
Cash and cash equivalents	12
Dividends receivable	19
Receivable for investments sold	648
Prepaid expenses	1
Total Assets	36,183
LIABILITIES:
Securities lending collateral	1,970
Payable for investments purchased	125
Payable for capital shares redeemed	6
Accrued expenses and other payables:
Investment advisory fees	9
Administration fees	2
Contract owner fees	17
Custodian fees	1
Transfer agent fees	—	(b)
Chief Compliance Officer fees	—	(b)
Trustees' fees	—	(b)
12b-1 fees	4
Other accrued expenses	12
Total Liabilities	2,146
NET ASSETS:
Capital	22,562
Accumulated net investment income (loss)	(1)
Accumulated net realized gains (losses) from investments	7,169
Net unrealized appreciation (depreciation) on investments	4,307
Net Assets	$34,037
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	2,361
Net asset value, offering price & redemption price per share (c)	$14.41

(a)  Includes $1,918 of securities on loan.

(b)  Rounds to less than $1.

(c) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.
5

  Statement of Operations

Victory Variable Insurance Funds  For the Six Months Ended June 30, 2018

(Amounts in Thousands)  (Unaudited)

Victory Variable Insurance Diversified Stock Fund
Investment Income:
Dividend income	$234
Interest	2
Securities lending income	1
Foreign tax withholding	(1)
Total Income	236
Expenses:
Investment advisory fees	55
Administration fees	11
Contract owner fees	44
12b-1 fees	46
Custodian fees	1
Transfer agent fees	— (a)
Trustees' fees	1
Chief Compliance Officer fees	— (a)
Legal and audit fees	7
Interest expense on interfund lending (See Note 6)	— (a)
Other expenses	10
Total Expenses	175
Net Investment Income (Loss)	61
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	1,414
Net change in unrealized appreciation/depreciation on investments	(2,569)
Net realized/unrealized gains (losses) on investments	(1,155)
Change in net assets resulting from operations	$(1,094)

(a)  Rounds to less than $1.

See notes to financial statements.
6

Victory Variable Insurance Funds   Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Variable Insurance Diversified Stock Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$61	$242
Net realized gains (losses) from investment transactions	1,414	5,822
Net change in unrealized appreciation/depreciation on investments	(2,569)	2,410
Change in net assets resulting from operations	(1,094)	8,474
Distributions to Shareholders:
From net investment income	(79)	(242)
From net realized gains on investments	—	(517)
Change in net assets resulting from distributions to shareholders	(79)	(759)
Change in net assets resulting from capital transactions	(3,667)	(2,825)
Change in net assets	(4,840)	4,890
Net Assets:
Beginning of period	38,877	33,987
End of period	$34,037	$38,877
Accumulated net investment income (loss)	$(1)	$17
Capital Transactions:
Proceeds from shares issued	$162	$2,575
Dividends reinvested	79	759
Cost of shares redeemed	(3,908)	(6,159)
Change in net assets resulting from capital transactions	$(3,667)	$(2,825)
Share Transactions:
Issued	11	189
Reinvested	5	53
Redeemed	(262)	(460)
Change in Shares	(246)	(218)

See notes to financial statements.
7

Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Variable Insurance Diversified Stock Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$14.91	$12.03	$12.75	$15.15	$13.87	$10.42
Investment Activities:
Net investment income (loss)	0.02 (a)	0.09 (a)	0.13 (a)	0.09	0.13	0.08
Net realized and unrealized gains (losses) on investments	(0.49)	3.08	0.37	(0.53)	1.28	3.45
Total from Investment Activities	(0.47)	3.17	0.50	(0.44)	1.41	3.53
Distributions to Shareholders:
Net investment income	(0.03)	(0.09)	(0.13)	(0.09)	(0.13)	(0.08)
Net realized gains from investments	—	(0.20)	(0.09)	(1.87)	—	—
Total Distributions to Shareholders	(0.03)	(0.29)	(1.22)	(1.96)	(0.13)	(0.08)
Net Asset Value, End of Period	$14.41	$14.91	$12.03	$12.75	$15.15	$13.87
Total Return (b) (c)	(3.07)%	26.45%	3.90%	(3.11)%	10.20%	33.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,037	$38,877	$33,987	$38,441	$48,524	$47,668
Ratio of net expenses to average net assets (d)	0.96%	0.94%	1.08%	1.14%	1.16%	1.16%
Ratio of net investment income (loss) to average net assets (d)	0.33%	0.68%	1.06%	0.56%	0.89%	0.67%
Portfolio turnover (c)	59%	138%	86%	78%	70%	82%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(c)  Not annualized for periods less than a year.

(d)  Annualized for periods less than a year.

See notes to financial statements.
8

  Notes to Financial Statements

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory Variable Insurance Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$33,100	$33,100
Exchange-Traded Funds	433	433
Collateral for Securities Loaned	1,970	1,970
Total	$35,503	$35,503

There were no transfers among any levels during the six months ended June 30, 2018.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

10

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2018 (in thousands):

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$1,918	$1,970	$52

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund, or jointly with an affiliated trust, are allocated among the Fund and respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3.   Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows (in thousands):

Purchases	Sales
$21,372	$25,566

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.   Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.30% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

11

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies. The Distributor re-allowed all except for approximately $1 thousand to life insurance companies to provide these services.

The Fund has entered into Contract Owner Administrative Services Agreements with certain contract owner servicing agents. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, and Legal.

5.   Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.   Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date on July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100

12

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Fund did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The average loans for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2018 was as follows (in thousands):

Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate	Interest Paid**
Borrower	$—	$137	1	2.09%	$8

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

**  Interest paid was less than $1 thousand.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Year Ended December 31, 2017 Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$242	$517	$759

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$2,452	$3,339	$5,791	$6,857	$12,648

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2017, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$31,229	$4,992	$(718)	$4,274

13

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

8.   Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
New York Life Insurance and Annuity Corporation	90.4%

9.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Fund's compliance date for Form N-PORT is June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Fund will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Fund's compliance date for Form N-CEN is June 1, 2018, and the Fund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Fund's adoption of these amendments has no effect on the Fund's net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

10.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

14

  Supplemental Information

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016- December 2017).
Nigel D.T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016) and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*   The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**   Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

15

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017), Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

16

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$969.30	$4.69	0.96%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Expense Ratio During Period 1/1/18-6/30/18
$1,000.00	$1,020.03	$4.81	0.96%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

17

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2018

(Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Visit our web site at: www.vcm.com	Call Victory at: 800-539-FUND (800-539-3863)

VF-VIDS-SAR (06/18)

Item 2.  Code of Ethics.

Not applicable — only for annual reports.

Item 3.  Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 14, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 14, 2018